CitiSM
Cash Reserves

SEMI-ANNUAL REPORT FEBRUARY 28, 2003

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E   O F   C O N T E N T S

Letter From the Chairman	1

Manager Overview	2

Fund Facts	5

Fund Performance	6

Citi Cash Reserves

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Cash Reserves Portfolio

Portfolio of Investments	14

Statement of Assets and Liabilities	18

Statement of Operations	19

Statements of Changes in Net Assets	20

Financial Highlights	21

Notes to Financial Statements	22

L E T T E R  F R O M  T H E  C H A I R M A N

R. Jay Gerken Chairman, President and Chief Executive Officer

Dear Shareholder:

Over the past year, investors flocked to the relative safe haven of money market funds, driven by a pervasive sense of gloom over the continuing bear market in equities, the weakening global economy, and impending war in Iraq. As U.S. economic growth faltered, short-term interest rates fell dramatically, with money market yields dropping to 41-year lows.

No matter what the future holds, there are several things you can do now to best position your investment portfolio for whatever comes next.

  First and foremost, you should talk with your financial adviser, who will work with you to find the best solutions for your individual investing needs.
  Secondly, now is a great time to review your investment plan. Every successful investment strategy begins with a plan, so whether you already have one or not, times like these provide the perfect opportunity to make sure your portfolio is on track. Even if your long-term goals haven’t changed, your financial adviser can help you to decide what you can do now to achieve them in the ever-changing market.

As always, thank you for your confidence in our investment management teams. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

Sincerely,

R. Jay Gerken
Chairman, President
and Chief Executive Officer

March 10, 2003

1

M A N A G E R  O V E R V I E W

Kevin Kennedy Portfolio Manager

Performance Review

As of February 28, 2003, the seven-day current yield for CitiSM Cash Reserves (“Fund”) was 0.72% and its seven-day effective yield, which reflects compounding, was also 0.72%. These numbers are the same due to the effects of rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Period Began Amid Difficulty

When the period began, concerns about sluggish economic growth, volatile stock market activity and mounting tensions with Iraq prompted investors to shift money into high-rated fixed-income securities. Although perceptions of the prospects for the economy improved in early October, economic data released that month reflected a weak labor market. To help stimulate the economy, on November 6th the Federal Reserve (“Fed”) cut the short-term federal funds rate (“fed funds rate”)i by half a percentage point to 1.25%, marking a 41-year low. (The Fed’s rationale is that lower rates may encourage consumers to borrow and refinance at more favorable levels, which may encourage them to spend more thereby pumping more money back into the economy.)

Fixed-Income Securities Advanced

The rate cut was widely anticipated by the markets but exceeded consensus estimates. As the period advanced, concerns about the economy and prospects of war with Iraq became more pronounced. These issues, coupled with the reluctance on the part of corporate America to shift from a cost cutting to a spending-and-hiring mode, reinforced the widespread view among investors that the economic recovery was not coming along as many had anticipated. In reaction to this sentiment, investors sought more conservative investment alternatives, sending prices of U.S. Treasuries and other highly rated fixed-income securities higher. As a result, the yields on these securities, which move opposite to their prices, dropped.

Portfolio Update

The supply of investment-grade commercial paper continued to be modest during the period. One factor contributing to this supply reduction was that corporations had less of a need to borrow capital as many cut back on business investment and capital expenditures. Still, other firms simply termed-out their debt (i.e., the compa-

2

nies issued debt obligations with longer-term maturities to lock in potentially lower rates over the long term). We sought to enhance yield by purchasing high-quality floating-rate corporate and asset-backed securities. We also increased the Fund’s exposure to government agency issues as yield spreadsii continued to remain extremely narrow.

Economic Outlook Mixed

As 2003 gets underway, the U.S. economy faces many obstacles on its course towards establishing a more solid path for growth. However, we believe the seeds continue to be sown for what could be a stronger-than-anticipated rebound in the latter part of the year. The Fed’s monetary policies, such as its fed funds rate target, and fiscal policies from Congress (i.e., taxation measures) may prove extremely stimulative for the economy. Economic data, including manufacturing data from the Institute of Supply Managementiii and jobless claims statistics, improved in certain areas during the period despite generating mixed overall results. Commodity prices have risen quite sharply versus prior periods and mortgage refinancings continue to be reported at a strong pace, which may positively impact consumer balance sheets. Although the situation in Iraq will influence the timing of a recovery, we believe these factors bode well for a moderate recovery in the latter part of the year.

We believe that Fed policy will essentially remain stable over the next several months, although the Fed has made it clear that geopolitical concerns are the likely culprit behind a renewed bout of economic weakness and this may make additional stimulus necessary if certain factors continue to deteriorate.

Outlook Calls for Neutral Maturity Range

We believe that the key uncertainty looming over the markets at this time is the situation in Iraq. The sooner this issue is resolved, the more focused investors may become on the economy. Currently, yields on fixed-income securities with short-term maturities are generally within similar ranges. In our view, however, investing in issues with longer maturities, despite their modestly higher yields, would not likely generate significant rewards for investors on a total return basis.

Given our aforementioned market outlook, our investment strategy calls for maintaining a neutral range of average maturities in the Fund and seeking issues with extended maturities only when more competitive yields present themselves.

3

Thank you for your investment in CitiSM Cash Reserves. We look forward to continuing to help you meet your investment objectives.

Sincerely,

Kevin Kennedy
Portfolio Manager

March 10, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of February 28, 2003 and are subject to change. Please refer to pages 14 through 17 for a list and percentage breakdown of the Fund’s holdings.

i	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.

ii	Yield spread is the difference between yields on securities of the same quality but different maturities or the difference between yields on securities of the same maturity but different quality.
iii	The Institute for Supply Management’s composite PMI Index (formerly the National Association of Purchasing Managers Index) is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector. Please note that an investor cannot invest directly in an index.

4

F U N D  F A C T S

Fund Objective
To provide its shareholders with liquidity and as high a level of current income as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly
Commencement of Operations	Benchmarks*
August 31, 1984	• Lipper Taxable Money Market Funds Average • iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average
Net Assets as of 2/28/03
$2,234.1 million

*	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.
Citi is a service mark of Citicorp.

5

F U N D  P E R F O R M A N C E

Total Returns

All Periods Ended February 28, 2003 (Unaudited)	Six Months**	One Year	Five Years*	Ten Years*

Citi Cash Reserves Class N	0.50%	1.21%	3.99%	4.26%
Lipper Taxable Money Market
Funds Average	0.38%	0.91%	3.76%	4.15%
iMoneyNet, Inc. 1st Tier Taxable
Money Market Funds Average	0.43%	1.02%	3.88%	4.19%

* Average Annual Total Return
** Not Annualized

7-Day Yields

Annualized Current	0.72%
Effective	0.72%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield maybe slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Comparison of 7-Day Yields for Citi Cash Reserves Class N vs. iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average

As illustrated, Citi Cash Reserves Class N generally provided an annualized seven-day yield comparable to the iMoneyNet, Inc. 1st Tier Taxable Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note: Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

6

Citi Cash Reserves
S T A T E M E N T  O F  A S S E T S  A N D   L I A B I L I T I E S

February 28, 2003 (Unaudited)

Assets:
Investment in Cash Reserves Portfolio, at value (Note 1A)	$2,236,617,762
Receivable for shares of beneficial interest sold	199,765

Total assets	2,236,817,527

Liabilities:
Dividends payable	1,036,250
Management fees payable (Note 3)	557,410
Payable for shares of beneficial interest repurchased	482,433
Distribution/Service fees payable (Note 4)	426,876
Accrued expenses and other liabilities	193,732

Total liabilities	2,696,701

Net Assets for 2,234,095,233 shares of beneficial interest outstanding	$2,234,120,826

Net Assets Consist of:
Paid-in capital	$2,234,095,233
Accumulated realized gains on investment	25,593

Total	$2,234,120,826

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See notes to financial statements

7

Citi Cash Reserves
S T A T E M E N T  O F   O P E R A T I O N S

For the Six Months Ended February 28, 2003 (Unaudited)

Investment Income (Note 1B):
Income from Cash Reserves Portfolio	$19,683,666
Allocated expenses from Cash Reserves Portfolio	(1,155,272)

		$18,528,394
Expenses:
Management fees (Note 3)	4,570,197
Distribution/Service fees (Note 4)	2,856,373
Transfer agent fees	113,915
Legal fees	45,097
Blue sky fees	23,717
Shareholder reports	18,452
Trustees’ fees	13,319
Audit fees	10,000
Custody and fund accounting fees	7,310
Other	89,847

Total expenses	7,748,227
Less: aggregate amount waived by the Manager (Note 3)	(823,012)

Net expenses		6,925,215
Net investment income		$11,603,179

See notes to financial statements

8

Citi Cash Reserves
S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S

	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002

From Investment Activities:
Net investment income, declared as dividends
to shareholders (Note 2):	$11,603,179	$45,934,399

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	1,043,098,839	2,023,382,097
Net asset value of shares issued to shareholders
from reinvestment of dividends	2,289,027	7,216,543
Cost of shares repurchased	(1,214,068,751)	(2,347,877,042)

Net Decrease in Net Assets	(168,680,885)	(317,278,402)

Net Assets:
Beginning of year	2,402,801,711	2,720,080,113

End of year	$2,234,120,826	$2,402,801,711

See notes to financial statements

9

Citi Cash Reserves
F I N A N C I A L  H I G H L I G H T S

	Six Months Ended February 28, 2003 (Unaudited)		Year Ended August 31,

			2002	2001	2000	1999	1998

Net Asset Value,
beginning of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00495		0.01737	0.04958	0.05353	0.04536	0.05050
Less dividends from net
investment income	(0.00495)		(0.01737)	(0.04958)	(0.05353)	(0.04536)	(0.05050)

Net Asset Value,
end of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$2,234,121		$2,402,802	$2,720,080	$2,553,409	$2,586,388	$2,198,443
Ratio of expenses to
average net assets+	0.70%	*	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment
income to average
net assets+	1.00%	*	1.75%	4.93%	5.35%	4.53%	5.05%
Total return	0.50%	**	1.75%	5.07%	5.49%	4.63%	5.17%

Note: If agents of the Fund and agents of Cash Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$0.00460		$0.01535	$0.04722	$0.05112	$0.04301	$0.04814
Ratios:
Expenses to average
net assets+	0.84%	*	0.88%	0.95%	0.93%	0.94%	0.94%
Net investment income
to average net assets+	0.86%	*	1.57%	4.68%	5.11%	4.29%	4.81%

+	Includes the Fund’s share of Cash Reserves Portfolio’s allocated expenses.
*	Annualized
**	Not Annualized

See notes to financial statements

10

Citi Cash Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Citi Cash Reserves (the “Fund”) is a separate diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund invests all of its investable assets in Cash Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (5.1% at February 28, 2003) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor (the “Distributor”). Effective April 7, 2003, Salomon Smith Barney Inc.’s legal name will change to Citigroup Global Markets Inc. (“CGM”). Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

      The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Valuation Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

     B. Investment Income The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.

      C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

      D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund’s share of the Portfolio’s expenses are charged against and reduce the amount of the Fund’s investment in the Portfolio.

11

Citi Cash Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

2. Dividends The net income of the Fund is determined once daily, as of 3:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

3. Management Fees The management fees are computed at an annual rate of 0.40% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $4,570,197, of which $823,012 was voluntarily waived for the six months ended February 28, 2003. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.25% of the average daily net assets represented by Class N shares. The Service fees paid amounted to $2,856,373 for the six months ended February 28, 2003. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $402,511,070 and $591,003,612, respectively, for the six months ended February 28, 2003.

7. Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the

12

Citi Cash Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

13

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Asset Backed — 3.6%

Compass Securities,
1.29% due 08/19/03	$114,000	$113,994,618
K2 USA LLC,*
1.32% due 07/15/03	300,000	300,000,000
Links Finance Corp.,*
1.31% due 04/15/03	100,000	99,997,644
1.32% due 07/10/03	150,000	150,000,000
1.32% due 07/15/03	270,000	270,000,000
1.32% due 10/15/03	250,000	249,984,521
Restructured Asset
Securitization,*
1.39% due 04/01/03	260,000	260,000,000
Sigma Finance Corp.,*
1.31% due 05/15/03	150,000	149,997,000

		1,593,973,783

Certificates of Deposit (Euro) — 13.3%

Banco Bilbao,
1.35% due 04/22/03	150,000	150,000,000
Bank Nova Scotia,
1.35% due 05/15/03	100,000	100,000,000
Barclays Bank,
1.26% due 04/22/03	500,000	500,000,000
BNP Paribas,
1.26% due 05/27/03	160,000	160,000,000
Canadian Imperial Bank,
1.29% due 08/11/03	500,000	500,000,000
Credit Agricole Indosuez,
1.27% due 03/03/03	153,000	153,000,000
Dresdner Bank,
1.37% due 05/13/03	486,000	486,000,000
1.30% due 05/21/03	350,000	350,000,000
HBOS Treasury
Services PLC,
1.32% due 05/06/03	749,000	749,000,000
Istituto Bancario,
1.26% due 04/25/03	250,000	250,000,000
Landesbank Baden
Wuerttemburg,
1.35% due 03/21/03	200,000	200,000,000
1.34% due 04/15/03	100,000	100,000,000
Norddeutsche
Landesbank,
1.36% due 04/22/03	100,000	99,811,111
Unicredito Italiano,
1.35% due 03/13/03	650,000	650,000,000
1.31% due 04/14/03	150,000	150,000,000
1.27% due 05/19/03	200,000	200,004,264
1.30% due 05/21/03	350,000	350,000,000
Westdeutsche
Landesbank,
1.35% due 04/11/03	200,000	200,000,000
1.35% due 05/15/03	500,000	500,000,000

		5,847,815,375

Certificates of Deposit (Yankee) — 15.6%

Abbey National
Treasury,*
1.69% due 04/07/03	400,000	399,977,112
Bank Nova Scotia,
2.98% due 03/26/03	250,000	249,993,801
Canadian Imperial
Bank,*
1.73% due 04/28/03	500,000	499,958,038
Chase Manhattan Bank,
1.26% due 08/11/03	500,000	500,000,000
1.30% due 06/04/03	750,000	750,000,000
Credit Agricole,
1.26% due 04/02/03*	500,000	499,975,264
1.26% due 04/07/03	147,000	147,000,000
1.26% due 04/25/03	200,000	200,000,000
Dresdner Bank,
2.88% due 03/24/03	100,000	100,000,000
2.84% due 04/08/03	110,000	110,000,000
2.75% due 04/22/03	100,000	99,998,649
2.76% due 04/22/03	300,000	300,000,000
Landesbank Hess,
1.26% due 05/12/03	500,000	500,000,000
1.28% due 08/06/03	497,000	497,000,000
Lasalle Bank,
1.34% due 03/03/03	200,000	200,000,000
Lloyds Bank PLC.,
1.35% due 04/22/03	300,000	300,000,691
Rabobank Nederland,
2.85% due 03/24/03	250,000	249,994,334
Societe Generale,
2.96% due 04/08/03	100,000	100,012,616
1.35% due 04/22/03	150,000	150,000,000
Toronto Dominion Bank,
1.27% due 08/20/03	147,000	147,000,000
UBS AG,
2.86% due 03/24/03	250,000	249,995,042
2.87% due 03/24/03*	250,000	249,995,042
Wells Fargo Bank,
1.26% due 03/21/03	200,000	199,999,991
1.26% due 04/04/03	140,000	139,999,951

		6,840,900,531

Commercial Paper — 42.9%

ABSC Capital Corp.,
1.28% due 03/10/03	146,194	146,157,614
1.28% due 03/11/03	242,435	242,366,041
1.29% due 03/25/03	99,305	99,226,715
Allianz Finance Corp.,
1.59% due 03/06/03	100,000	99,986,750
Alpine Securitization
Corp.,
1.28% due 03/13/03	334,500	334,381,067

14

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Commercial Paper — (cont’d)

Amstel Funding Corp.,
1.70% due 04/01/03	$511,242	$510,541,882
1.29% due 06/05/03	248,114	247,278,269
1.29% due 06/16/03	400,000	398,495,000
1.35% due 07/02/03	110,000	109,500,875
Amsterdam Funding
Corp.,
1.27% due 03/20/03	100,000	99,940,028
Aquinas Funding LLC,
1.36% due 04/17/03	100,000	99,830,000
Atlantis One Funding
Corp.,
1.27% due 03/17/03	359,938	359,760,231
1.40% due 04/25/03	424,373	423,526,435
Atomium Funding Corp.,
1.40% due 03/13/03	120,043	119,996,317
Barclays Bank,
1.26% due 05/12/03	497,000	497,000,000
Bank Ireland
Governor Co.,
1.34% due 03/21/03	397,000	396,734,010
Bear Stearns Co.,
1.28% due 06/30/03	230,000	229,026,844
Black Forest Corp.,
1.30% due 03/04/03	123,500	123,495,540
Cancara Asset
Securitization LTD,
1.27% due 04/23/03	100,000	99,820,083
Edison Asset Securities,
1.35% due 04/24/03	250,000	249,512,500
1.34% due 04/25/03	150,000	149,704,083
1.35% due 04/25/03	496,000	495,014,200
1.27% due 07/11/03	198,500	197,589,657
Eiffel Funding LLC,
1.30% due 03/21/03	101,000	100,934,350
Erasmus Capital Corp.,
1.28% due 05/08/03	455,759	454,691,638
Forrestal Funding
Master,
1.27% due 03/07/03	179,078	179,052,730
1.28% due 04/02/03	100,158	100,051,165
Galleon Capital Corp.,
1.28% due 04/28/03	200,000	199,601,778
GE Capital International
Funding,
1.36% due 04/25/03	141,437	141,153,812
Gemini Securitization
Corp.,
1.27% due 03/13/03	102,341	102,304,896
Giro Funding U.S. Corp.,
1.27% due 03/12/03	209,451	209,384,499
1.71% due 03/24/03	46,228	46,181,888
Giro Multi Funding
Corp.,
1.28% due 03/20/03	313,912	313,722,258
Grampian Funding Ltd.,
1.35% due 04/10/03	75,000	74,893,125
1.35% due 05/13/03	100,000	99,733,750
1.27% due 06/23/03	100,000	99,604,889
Greenwich Funding
Corp.,
1.27% due 03/14/03	105,000	104,959,254
Greyhawk Fund Corp.,
1.27% due 04/25/03	200,000	199,626,056
Hatteras Funding Corp.,
1.37% due 03/06/03	270,890	270,859,073
1.31% due 04/09/03	154,451	154,243,049
1.27% due 04/29/03	90,000	89,819,025
1.28% due 05/23/03	141,474	141,066,555
ING America Holdings,
1.34% due 03/19/03	100,000	99,940,444
Jupiter Securitization
Corp.,
1.28% due 03/07/03	120,000	119,983,000
1.28% due 03/10/03	110,000	109,972,729
Lake Constance
Funding LLC,
1.37% due 03/06/03	128,000	127,985,387
1.72% due 03/20/03	30,000	29,975,633
Liberty Street
Funding Corp.,
1.28% due 03/18/03	130,000	129,930,667
Mane Funding Corp.,
1.28% due 05/05/03	100,135	99,910,698
Market Strategy
Funding Corp.,
1.28% due 03/13/03	136,818	136,769,544
1.27% due 03/17/03	200,000	199,901,222
Mica Funding LLC,
1.38% due 03/07/03	100,000	99,984,667
1.29% due 03/18/03	133,000	132,928,513
1.28% due 03/24/03	220,000	219,835,733
1.39% due 03/24/03*	174,000	173,999,493
1.28% due 04/22/03	200,000	199,644,444
Moat Funding LLC,
1.73% due 03/17/03	145,000	144,902,447
1.33% due 03/19/03	175,000	174,896,556
1.80% due 03/19/03	100,000	99,920,000
1.32% due 03/20/03	99,000	98,938,290
1.27% due 03/24/03	100,000	99,925,917
1.35% due 04/29/03	200,000	199,572,500
1.27% due 06/05/03	100,000	99,668,389
1.28% due 08/06/03	100,000	99,445,333
Montauk Funding Corp.,
1.31% due 03/14/03*	450,000	450,000,000
1.28% due 04/10/03	175,500	175,262,880
Morgan Stanley
Dean Witter Co.,*
1.41% due 03/03/03	425,000	425,000,000
Moriarty Ltd.,
1.27% due 05/19/03	150,000	149,592,542

15

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Commercial Paper — (cont’d)

Ness LLC,
1.73% due 03/25/03	$61,587	$61,522,077
1.73% due 03/26/03	45,407	45,356,813
1.27% due 06/23/03	100,139	99,743,340
Nieuw Amsterdam
Receivables,
1.35% due 03/17/03	150,000	149,921,250
1.28% due 04/25/03	137,827	137,567,273
Norddeutsche
Landesbank,
1.34% due 03/06/03	100,000	99,988,833
1.35% due 03/20/03	100,000	99,936,250
1.35% due 03/21/03	100,000	99,932,500
Nyala Funding LLC,
1.30% due 05/15/03	143,550	143,171,586
Pennine Funding,
1.35% due 04/15/03	225,000	224,637,188
1.27% due 06/10/03	124,000	123,566,930
1.27% due 06/24/03	271,150	270,069,091
Perry Global Funding,
1.37% due 03/10/03	139,187	139,149,922
1.35% due 03/21/03	112,235	112,159,241
1.30% due 04/17/03	153,000	152,751,375
1.30% due 05/27/03	195,864	195,262,806
Polonius Inc.,
1.36% due 03/11/03	158,380	158,332,134
1.28% due 03/17/03	178,400	178,311,196
Santander,
1.30% due 06/23/03	471,000	469,095,067
Sigma Finance Inc.,
2.08% due 03/10/03	109,250	109,205,814
2.90% due 03/25/03*	100,000	100,000,000
1.31% due 07/21/03*	425,000	424,983,787
1.33% due 02/10/04*	100,000	99,985,863
Silver Tower US
Funding LLC,
1.29% due 04/28/03	330,000	329,337,800
1.29% due 06/05/03	200,000	199,326,333
1.32% due 06/06/03	128,000	127,554,133
1.33% due 07/03/03	137,000	136,382,511
Special Purpose
Accounts,*
1.32% due 03/03/03	250,000	250,000,000
1.32% due 03/10/03	180,000	180,000,000
1.32% due 05/01/03	250,000	250,000,000
Stadshypotek Inc.,
1.27% due 03/13/03	285,000	284,899,458
Surrey Funding Corp.,
1.28% due 03/17/03	100,000	99,950,222
Trident Capital Finance,
1.34% due 03/06/03	174,000	173,980,570
Whistlejacket Capital,
1.34% due 02/17/04*	90,000	89,991,439
1.37% due 03/17/03	100,000	99,946,722

		18,824,674,483

Corporate Notes — 12.0%

Blue Heron Funding,*
1.37% due 03/21/03	$200,000	$200,000,000
1.37% due 10/17/03	500,000	500,000,000
1.37% due 12/19/03	175,000	175,000,000
1.366% due 02/25/04	105,000	105,000,000
Brahms Funding Corp.,
1.40% due 03/07/03	260,000	259,959,556
1.40% due 03/11/03	100,480	100,448,740
1.38% due 03/13/03	120,411	120,364,842
1.39% due 03/14/03	249,911	249,804,857
1.38% due 03/20/03	142,713	142,619,999
Fenway Funding,
1.46% due 03/12/03	100,000	99,963,500
1.40% due 03/28/03	204,317	204,118,358
1.43% due 04/04/03	164,091	163,882,422
1.40% due 04/15/03	95,664	95,504,029
1.42% due 04/15/03	99,370	99,201,457
1.40% due 04/25/03	301,133	300,512,331
1.40% due 05/14/03	250,000	249,300,000
Ford Credit Floorplan
Master Owner,
1.32% due 03/21/03	100,000	99,934,000
1.33% due 04/17/03	200,000	199,667,500
1.32% due 04/24/03	230,000	229,561,467
1.29% due 05/06/03	100,000	99,770,667
1.29% due 05/27/03	396,500	395,292,327
Harwood Funding
Corp.,
1.32% due 03/07/03	100,000	99,985,333
1.33% due 03/12/03	100,000	99,966,750
1.45% due 03/14/03	202,878	202,788,114
Principal Resource
Mortgage,
1.33% due 03/26/03	100,148	100,062,902
Witmer Funding LLC,
1.38% due 03/04/03	140,000	139,994,633
1.37% due 03/28/03	120,000	119,885,833
1.38% due 04/14/03	104,095	103,927,407
1.35% due 04/23/03	100,379	100,187,025
1.32% due 05/13/03	200,000	199,479,333

		5,256,183,382

Medium Term Notes — 5.5%

Centauri,*
3.00% due 04/07/03	108,000	108,000,000
Credit Suisse
First Boston,
1.34% due 08/08/03	300,000	300,000,000
General Electric
Capital Corp.,*
1.37% due 07/09/03	500,000	500,000,000
1.37% due 10/17/03	350,000	350,000,000
Merrill Lynch & Co. Inc.,*
1.31% due 04/02/03	250,000	249,997,945
1.39% due 01/09/04	300,000	299,972,670

16

Cash Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Medium Term Notes — (cont’d)

Sigma Finance Inc.,
1.31% due 04/04/03	$140,500	$140,498,759
Trident Capital Finance,
1.31% due 04/01/03	447,000	447,000,000

		2,395,469,374

Promissory Note — 3.5%

Goldman Sachs,
1.45% due 03/05/03	300,000	300,000,000
1.48% due 08/25/03	1,250,000	1,250,000,000

		1,550,000,000

Time Deposits — 2.0%

Dresdner Bank
Grand Cayman,
1.37% due 03/03/03	293,416	293,416,000
Wells Fargo Bank
Grand Cayman,
1.38% due 03/03/03	600,000	600,000,000

		893,416,000

United States Government Agency — 1.4%

Federal National
Mortgage Association,
1.23% due 07/16/03	$241,477	$240,363,187
Federal National
Mortgage Association,
1.23% due 08/13/03	100,000	99,443,083
Federal National
Mortgage Association,
1.24% due 08/13/03	150,000	149,161,229
Federal National
Mortgage Association,
1.23% due 08/20/03	115,000	114,332,042

		603,299,541

Total Investments,
at Amortized Cost	99.8%	43,805,732,469
Other Assets,
Less Liabilities	0.2	72,105,435

Net Assets	100.0%	$43,877,837,904

*	Variable interest rate — subject to periodic change.

See notes to financial statements

17

Cash Reserves Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2003 (Unaudited)

Assets:
Investments at value (Note 1A)	$43,805,732,469
Cash	836
Interest receivable	76,707,378

Total assets	43,882,440,683

Liabilities:
Management fees payable (Note 2)	2,529,867
Accrued expenses and other liabilities	2,072,912

Total liabilities	4,602,779

Net Assets	$43,877,837,904

Represented by:
Paid-in capital for beneficial interests	$43,877,837,904

See notes to financial statements

18

Cash Reserves Portfolio
S T A T E M E N T   O F   O P E R A T I O N S

For the Six Months Ended February 28, 2003 (Unaudited)

Interest Income (Note 1B)		$404,712,617

Expenses:
Management fees (Note 2)	$35,523,476
Custody and fund accounting fees	4,521,612
Trustees’ fees	271,283
Legal fees	110,188
Audit fees	28,490
Other	71,168

Total expenses	40,526,217
Less: aggregate amount waived by the Manager (Note 2)	(16,601,802)
Less: fees paid indirectly (Note 1F)	(32)

Net expenses		23,924,383

Net investment income		$380,788,234

See notes to financial statements

19

Cash Reserves Portfolio
S T A T E M E N T S   O F   C H A N G E S   I N   N E T    A S S E T S

	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002

Increase (Decrease) in Net Assets
from Operations:
Net investment income	$380,788,234	$1,026,102,717

Capital Transactions:
Proceeds from contributions	48,771,689,869	96,678,280,874
Value of withdrawals	(50,281,512,764)	(84,770,853,952)

Net increase (decrease) in net assets
from capital transactions	(1,509,822,895)	11,907,426,922

Net Increase (Decrease) in Net Assets	(1,129,034,661)	12,933,529,639

Net Assets:
Beginning of year	45,006,872,565	32,073,342,926

End of year	$43,877,837,904	$45,006,872,565

See notes to financial statements

20

Cash Reserves Portfolio
F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 28, 2003
	(Unaudited)		2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net assets, end of year
(000’s omitted)	$43,877,838		$45,006,873	$32,073,343	$14,392,341	$14,929,345	$8,805,910
Ratio of expenses to
average net assets	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment
income to average
net assets	1.59%	*	2.29%	5.27%	5.93%	5.13%	5.65%
Total return	0.85%	**	2.36%	N/A	N/A	N/A	N/A

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the years indicated, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.17%	*	0.19%	0.22%	0.22%	0.22%	0.22%
Net investment income
to average net assets	1.52%	*	2.20%	5.15%	5.81%	5.01%	5.53%

*	Annualized
**	Not Annualized

See notes to financial statements

21

Cash Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Cash Reserves Portfolio (the “Portfolio”) is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

The preparation of financial statements in accordance with United States of America generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Portfolio are as follows:

      A. Valuation of Investments Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (1940 Act). This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

      B. Interest Income and Expenses Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the Administrator.

      C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

      D. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying investments to ensure the existence of a proper level of collateral.

      E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

      F. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

22

Cash Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $35,523,476 of which $16,601,802 was voluntarily waived for the six months ended February 28, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of money market instruments aggregated $351,416,096,174 and $352,712,817,555, respectively, for the six months ended February 28, 2003.

4. Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

23

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Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Chairman, President
and Chief Executive Officer
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President and
Chief Administrative Officer
Lewis E. Daidone*

Controller
Frances M. Guggino*

*Affiliated Person of Investment Manager

Investment Manager
(of Cash Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Cash Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Cash Reserves.

©2003 Citicorp	Printed on recycled paper	Citigroup Global Markets Inc. CFS/RCR/203 03-4663

CitiSM
U.S. Treasury
Reserves

SEMI-ANNUAL REPORT FEBRUARY 28, 2003

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E   O F   C O N T E N T S

Letter From the Chairman	1

Manager Overview	2

Fund Facts	5

Fund Performance	6

Citi U.S. Treasury Reserves

Statement of Assets and Liabilities	7

Statement of Operations	7

Statements of Changes in Net Assets	8

Financial Highlights	9

Notes to Financial Statements	10

U.S. Treasury Reserves Portfolio

Portfolio of Investments	12

Statement of Assets and Liabilities	13

Statement of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	14

Notes to Financial Statements	15

L E T T E R  F R O M  T H E  C H A I R M A N

R. Jay Gerken Chairman, President and Chief Executive Officer

Dear Shareholder:

A persistent pessimistic climate fed by the situation in Iraq, the threat of terrorism at home, the dubious strength of corporate earnings, and concerns over consumer spending, continued to prompt many investors to seek safer alternatives to equity investing. The resulting increased demand for U.S. Treasuries caused their prices to significantly rally during the period, driving yields down to 41-year lows.

No matter what the future holds, there are several things you can do now to best position your investment portfolio for whatever comes next.

  First and foremost, you should talk with your financial adviser, who will work with you to find the best solutions for your individual investing needs.

  Secondly, now is a great time to review your investment plan. Every successful investment strategy begins with a plan, so whether you already have one or not, times like these provide the perfect opportunity to make sure your portfolio is on track. Even if your long-term goals haven’t changed, your finan-cial adviser can help you to decide what you can do now to achieve them in the ever-changing market.

As always, thank you for your confidence in our investment management teams. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

Sincerely,

R. Jay Gerken
Chairman, President
and Chief Executive Officer

March 10, 2003

1

M A N A G E R   O V E R V I E W

Performance Review

As of February 28, 2003, the seven-day current yield for CitiSM U.S. Treasury Reserves (“Fund”) was 0.50% and its seven-day effective yield, which reflects compounding, was also 0.50%. These numbers are the same due to the effects of rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Period Began Amid Difficulty

When the period began, concerns about sluggish economic growth, volatile stock market activity and mounting tensions with Iraq prompted investors to shift money into high-rated fixed-income securities. Although perceptions of the prospects for the economy improved in early October, economic data released that month reflected a weak labor market. To help stimulate the economy, on November 6th the Federal Reserve (“Fed”) cut the short-term federal funds rate (“fed funds rate”)i by half a percentage point to 1.25%, marking a 41-year low. (The Fed’s rationale is that lower rates may encourage consumers to borrow and refinance at more favorable levels, which may encourage them to spend more thereby pumping more money back into the economy.)

U.S. Treasuries Advanced

The rate cut was widely anticipated by the markets but exceeded consensus estimates. As the period advanced, concerns about the economy and prospects of war with Iraq became more pronounced. These issues, coupled with the reluctance on the part of corporate America to shift from a cost cutting to a spending-and-hiring mode, reinforced the widespread view among investors that the economic recovery was not coming along as many had anticipated. In reaction to this sentiment, investors sought more conservative investment alternatives, sending prices of U.S. Treasuries and other highly rated fixed-income securities higher. As a result, the yields on these securities, which move opposite to their prices, dropped.

Portfolio Update

In our last report to shareholders, we discussed the U.S. Treasury’s introduction of a weekly issued 4-week U.S. Treasury bill. This regularly scheduled auction has been well received and, in our view, has been beneficial to both the U.S. Treasury and investors. Four-week bills, which were developed to reduce the government’s reliance on cash management bills, have given the market a higher degree of confidence in the U.S. Treasury’s financing schedule notwithstanding the occasional market disruption of cash management bills. The Fund utilized this particular issue to help maintain a moderate maturity stance.

2

U.S Treasury Supply Increased

U.S. Treasury supply overall has increased across the yield curveii and will remain elevated as the federal budget deficit continues to swell. We expect the federal government to continue to borrow for several reasons, including funding the cost of the troop presence in Iraq and the ongoing buildup of homeland security.

Over the period we have seen increased demand for U.S. Treasuries from both domestic and global market participants. In the current economic environment U.S. Treasury bills provide both liquidity and quality. As interest rates have fallen, yield spreadsiii have compressed and U.S. Treasuries have become an attractive alternative to traditional money market securities. Because of these factors, yields on U.S. Treasuries are not likely to rise significantly in the near-term despite the elevated supply levels.

Economic Outlook Mixed

As 2003 gets underway, the U.S. economy faces many obstacles on its course towards establishing a more solid path for growth. However, we believe the seeds continue to be sown for what could be a stronger-than-anticipated rebound in the latter part of the year. The Fed’s monetary policies, such as its fed funds rate target, and fiscal policies from Congress (i.e., taxation measures) may prove extremely stimulative for the economy. Economic data, including manufacturing data from the Institute of Supply Managementiv and jobless claims statistics, improved in certain areas during the period despite generating mixed overall results. Commodity prices have risen quite sharply versus prior periods and mortgage refinancings continue to be reported at a strong pace, which may positively impact consumer balance sheets. Although the situation in Iraq will influence the timing of a recovery, we believe these factors bode well for a moderate recovery in the latter part of the year.

We believe that Fed policy will essentially remain stable over the next several months, although the Fed has made it clear that geopolitical concerns are the likely culprit behind a renewed bout of economic weakness and this may make additional stimulus necessary if certain factors continue to deteriorate.

Outlook Calls for Neutral Maturity Range

We believe that the key uncertainty looming over the markets at this time is the situation in Iraq. The sooner this issue is resolved, the more focused investors may become on the economy. Currently, yields on fixed-income securities with short-term maturities are generally within similar ranges. In our view, however, investing in issues with longer maturities, despite their modestly higher yields, would not likely generate significant rewards for investors on a total return basis.

3

Given our aforementioned market outlook, our investment strategy calls for maintaining a neutral range of average maturities in the Fund and seeking issues with extended maturities only when more competitive yields present themselves. Thank you for your investment in CitiSM U.S. Treasury Reserves. We look forward to continuing to help you meet your investment objectives.

Denise Guetta
Portfolio Manager

March 10, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of February 28, 2003 and are subject to change. Please refer to page 12 for a list and percentage breakdown of the Fund’s holdings.

i	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate often points to the direction of U.S. interest rates.
ii	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
iii	Yield spread is the difference between yields on securities of the same quality but different maturities or the difference between yields on securities of the same maturity but different quality.
iv	The Institute for Supply Management's composite PMI Index (formerly the National Association of Purchasing Managers Index) is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector. Please note that an investor cannot invest directly in an index.

4

F U N D  F A C T S

Fund Objective
To provide its shareholders with liquidity and as high a level of current income from U.S. government obligations as is consistent with the preservation of capital.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Benchmark*
May 3, 1991	Lipper S&P AAA rated U.S. Treasury Money Market Funds Average iMoneyNet, Inc. 100% U.S. Treasury Rated Money Market Funds Average
Net Assets as of 2/28/03
$343.4 million

*	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.
Citi is a service mark of Citicorp.

5

F U N D  P E R F O R M A N C E
Total Returns

All Periods Ended February 28, 2003 (Unaudited)	Six Months**	One Year	Five Years*	Ten Years*

Citi U.S.Treasury Reserves Class N	0.40%	0.96%	3.53%	3.83%
Lipper S&P AAA rated U.S.Treasury Money Market
Funds Average	0.37%	0.93%	3.63%	4.00%
iMoneyNet, Inc. 100% U.S.Treasury Rated Money
Market Funds Average	0.45%	1.07%	3.69%	4.00%

* Average Annual Total Return
** Not Annualized

7-Day Yields
Annualized Current	0.50%
Effective	0.50%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during the seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during the seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Comparison of 7-Day Yields for Citi U.S. Treasury Reserves Class N vs. iMoneyNet, Inc. 100% U.S. Treasury Rated Money Market Funds Average

As illustrated, Citi U.S. Treasury Reserves Class N generally provided an annualized seven-day yield comparable to the iMoneyNet, Inc. 100% U.S. Treasury Rated Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund Report™, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

6

Citi U.S. Treasury Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2003 (Unaudited)

Assets:
Investment in U.S.Treasury Reserves Portfolio, at value (Note 1)	$344,164,109
Receivable for shares of beneficial interest sold	33,539

Total Assets	$344,197,648

Liabilities:
Payable for shares of beneficial interest repurchased	485,663
Dividends payable	112,254
Management fees payable (Note 3)	80,187
Distribution/Service fees payable (Note 4)	64,928
Accrued expenses and other liabilities	66,242

Total liabilities	809,274

Net Assets for 343,388,374 shares of beneficial interest outstanding	$343,388,374

Net Assets Consist of:
Paid-in capital	$343,388,374

Net Asset Value, Offering Price, and Redemption Price Per Share	$1.00

Citi U.S. Treasury Reserves
S T A T E M E N T   O F   O P E R A T I O N S

For the Six Months Ended February 28, 2003 (Unaudited)

Investment Income (Note 1A):
Income from U.S.Treasury Reserves Portfolio	$2,845,991
Allocated expenses from U.S.Treasury Reserves Portfolio	(189,255)

		$2,656,736
Expenses:
Management fees (Note 3)	752,507
Distribution/Service fees (Note 4)	470,317
Legal fees	30,743
Transfer agent fees	27,356
Shareholder reports	20,133
Blue sky fees	11,811
Auditing fees	8,750
Custody and fund accounting fees	6,785
Trustee fees	2,323
Miscellaneous	15,345

Total expenses	1,346,070
Less: aggregate amount waived by Manager (Note 3)	(206,405)

Net expenses		1,139,665

Net investment income		$1,517,071

See notes to financial statements

7

Citi U.S. Treasury Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T    A S S E T S

	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002

From Investment Activities
Net investment income, declared as dividends
to shareholders (Note 2)	$1,517,071	$6,145,144

Transactions in Shares of Beneficial Interest
at Net Asset Value of $1.00 Per Share (Note 5):
Net proceeds from sale of shares	$885,784,525	$2,170,474,368
Net asset value of shares issued to shareholders
from reinvestment of dividends	314,267	1,303,013
Cost of shares repurchased	(939,092,478)	(2,123,708,187)

Net Increase (Decrease) in Net Assets	(52,993,686)	48,069,194

Net Assets:
Beginning of year	396,382,060	348,312,866

End of year	$343,388,374	$396,382,060

See notes to financial statements

8

Citi U.S. Treasury Reserves
F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 28, 2003
	(Unaudited)		2002	2001	2000	1999	1998

Net Asset Value,
beginning of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00393		0.01438	0.04529	0.04797	0.03947	0.04552
Less dividends from
net investment income	(0.00393)		(0.01438)	(0.04529)	(0.04797)	(0.03947)	(0.04552)

Net Asset Value, end of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000's omitted)	$343,388		$396,382	$348,313	$288,447	$343,496	$319,930
Ratio of expenses to
average net assets†	0.70%	*	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment
income to average
net assets†	0.80%	*	1.41%	4.50%	4.76%	3.96%	4.55%
Total return	0.40%	**	1.45%	4.62%	4.90%	4.02%	4.65%

Note: If Agents of the Fund and agents of U.S.Treasury Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment
income per share	$0.00288		$0.01192	$0.04237	$0.04523	$0.03678	$0.04292
Ratios:
Expenses to
average net assets†	0.89%	*	0.92%	1.01%	0.97%	0.97%	0.96%
Net investment income
to average net assets†	0.61%	*	1.19%	4.19%	4.49%	3.69%	4.29%

†	Includes the Fund’s share of U.S.Treasury Reserves Portfolio’s allocated expenses.
*	Annualized
**	Not Annualized

See notes to financial statements

9

Citi U.S. Treasury Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

     1. Significant Accounting Policies Citi U.S. Treasury Reserves (the “Fund”) is a separate diversified series of CitiFunds Trust III (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in U.S. Treasury Reserves Portfolio (the “Portfolio”), an open-end, diversified management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (18.7% at February 28, 2003) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor. Effective April 7, 2003, Salomon Smith Barney Inc.’s legal name will change to Citigroup Global Markets Inc. (“CGM”). Citicorp Trust Bank fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder record-keeping and financial processing for all shareholder accounts and is paid by CTB.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its taxable income. Accordingly, no provision for federal income or excise tax is necessary.

     C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in a series are allocated in proportion to the average net assets of each fund, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     D. Other All the net investment income of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio at the time of such determination.

     2. Dividends The net income of the Fund is determined once daily, as of 2:00 p.m. Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the

10

Citi U.S. Treasury Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

     3. Management Fees The management fees are computed at an annual rate of 0.40% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $752,507, of which $206,405 was voluntarily waived for the six months ended February 28, 2003. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

     4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class N shares. The Service fees paid amounted to $470,317 for the six months ended February 28, 2003. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

     5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

     6. Investment Transactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $608,993,983 and $664,547,248, respectively, for the six months ended February 28, 2003.

     7.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

11

U.S. Treasury Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

U.S.Treasury Bills — 97.2%

United States Treasury Bill,
due 3/06/03	$240,142	$240,118,877
due 3/13/03	309,787	309,683,315
due 3/20/03	225,000	224,873,988
due 3/27/03	379,400	379,097,957
due 4/03/03	121,354	121,230,168
due 4/17/03	54,062	53,982,934
due 5/01/03	86,626	86,459,998
due 5/08/03	103,686	103,467,065
due 5/22/03	108,774	108,482,548
due 8/14/03	25,000	24,865,611
due 8/21/03	142,000	141,211,623

		1,793,474,084

U.S.Treasury Note — 4.1%

United States Treasury Note,
5.25% due 08/15/03	75,000	76,378,519

Total Investments,
at Amortized Cost	101.3%	1,869,852,603
Other Assets,
Less Liabilities	(1.3)	(23,606,601)

Net Assets	100.0%	$1,846,246,002

See notes to financial statements

12

U.S. Treasury Reserves Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2003 (Unaudited)

Assets:
Investments, at amortized cost and value (Note 1A)	$1,869,852,603
Receivable for investments sold	51,329,477
Interest receivable	174,036

Total assets	1,921,356,116

Liabilities:
Payable for investments purchased	74,826,444
Management fees payable (Note 2)	96,144
Accrued expenses and other liabilities	187,526

Total liabilities	75,110,114

Net Assets	$1,846,246,002

Represented by:
Paid-in capital for beneficial interests	$1,846,246,002

U.S. Treasury Reserves Portfolio
S T A T E M E N T   O F   O P E R A T I O N S

For the Six Months Ended February 28, 2003 (Unaudited)

Interest Income (Note 1B):		$14,961,811
Expenses
Management fees (Note 2)	1,475,656
Custody and fund accounting fees	236,637
Legal fees	41,259
Trustees’ fees	11,814
Audit fees	8,615
Miscellaneous	29,018

Total expenses	1,802,999
Less: aggregate amount waived by Manager (Note 2)	(809,321)

Net expenses		993,678

Net investment income		$13,968,133

See notes to financial statements

13

U.S. Treasury Reserves Portfolio
S T A T E M E N T S   O F   C H A N G E S   I N   N E T    A S S E T S

	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002

Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,968,133	$36,456,445

Capital Transactions:
Proceeds from contributions	4,387,384,532	7,437,576,345
Value of withdrawals	(4,508,271,520)	(6,908,038,868)

Net increase (decrease) in net assets from capital transactions	(120,886,988)	529,537,477

Net Increase (Decrease) in Net Assets	(106,918,855)	565,993,922

Net Assets:
Beginning of year	1,953,164,857	1,387,170,935

End of year	$1,846,246,002	$1,953,164,857

U.S. Treasury Reserves Portfolio
F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 28, 2003
	(Unaudited)		2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$1,846,246		$1,953,165	$1,387,171	$1,324,688	$1,188,627	$911,845
Ratio of expenses to
average net assets	0.10%	*	0.10%	0.10%	0.10%	0.10%	0.10%
Ratio of net investment income
to average net assets	1.40%	*	2.00%	5.13%	5.41%	4.55%	5.14%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the years indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average net assets	0.18%	*	0.20%	0.23%	0.23%	0.23%	0.23%
Net investment income to
average net assets	1.32%	*	1.90%	5.00%	5.28%	4.42%	5.01%

*	Annualized

See notes to financial statements

14

U.S. Treasury Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies U.S. Treasury Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the Investment Company Act of 1940.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

15

U.S. Treasury Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.15% of the Funds’ average daily net assets. The management fee amounted to $1,475,656 of which $809,321 was voluntarily waived for the six months ended February 28, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, maturities and sales of U.S. Treasury obligations, aggregated $10,359,123,275 and $10,456,510,105, respectively, for the six months ended February 28, 2003.

4.Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

16

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Chairman, President
and Chief Executive Officer
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice-President and
Chief Administrative Officer
Lewis E. Daidone*

Controller
Frances M. Guggino*

* Affiliated Person of the Manager

Investment Manager
(of U.S.Treasury Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi U.S. Treasury Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi U.S. Treasury Reserves.

© 2003 Citicorp	Printed on recycled paper	Citigroup Global Markets Inc. CFS/RUS/203 03-4660

CitiSM
Tax Free Reserves

SEMI-ANNUAL REPORT FEBRUARY 28, 2003

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E   O F   C O N T E N T S

Letter From the Chairman	1

Manager Overview	2

Fund Facts	5

Fund Performance	6

Citi Tax Free Reserves

Statement of Assets and Liabilities	7

Statement of Operations	8

Statements of Changes in Net Assets	9

Financial Highlights	10

Notes to Financial Statements	11

Tax Free Reserves Portfolio

Portfolio of Investments	14

Statement of Assets and Liabilities	19

Statement of Operations	20

Statements of Changes in Net Assets	21

Financial Highlights	22

Notes to Financial Statements	23

L E T T E R  F R O M  T H E  C H A I R M A N

R. Jay Gerken Chairman, President and Chief Executive Officer

Dear Shareholder:

Over the past year, investors flocked to the relative safe haven of money market funds, driven by a pervasive sense of gloom over the continuing bear market in equities, the weakening global economy, and impending war in Iraq. As U.S. economic growth faltered, short-term interest rates fell dramatically, with money market yields dropping to 41-year lows.

Yet no matter what the future holds, there are several things you can do now to best position your investment portfolio for whatever comes next.

  First and foremost, you should talk with your financial adviser, who will work with you to find the best solutions for your individual investing needs.
  Secondly, now is a great time to review your investment plan. Every successful investment strategy begins with a plan, so whether you already have one or not, times like these provide the perfect opportunity to make sure your portfolio is on track. Even if your long-term goals haven’t changed, your financial adviser can help you to decide what you can do now to achieve them in the ever-changing market.

As always, thank you for your confidence in our investment management teams. Thank you especially for sticking with us through this very difficult bear market. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

Sincerely,

R. Jay Gerken
Chairman, President
and Chief Executive Officer

March 10, 2003

M A N A G E R  O V E R V I E W

CHARLES K. BARDES Portfolio Manager

Performance Review

As of February 28, 2003, the seven-day current yield for CitiSM Tax Free Reserves (“Fund”) was 0.61% and its seven-day effective yield, which reflects compounding, was also 0.61%. These numbers are the same due to the effects of rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Please note a portion of the Fund’s income may be subject to the Alternative Minimum Tax (“AMT”). Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Municipal Bond Market Review

Tax-exempt money market funds continued to enjoy a surge in demand during the six-month period in spite of low nominal yields. Amidst uneven prospects about the economic recovery, heightened concerns about terrorism and war, and volatility in the embattled stock markets, investors poured cash into the shorter-end of the yield curve.i Mostly due to an abundance of supply, tax-exempt yields stayed favorable versus their taxable counterparts. Issuance of money market municipals exceeded $70 billion, the highest dollar amount on record. During the month of October, the state of California came to market with a record $12 billion in short term notes and variable rates. The notes were mainly used to repay the costs the State incurred in purchasing electrical power during the 2001 crisis.

Fed Actions

In November, Federal Reserve (“Fed”) policy makers lowered the federal funds rate (“fed funds rate”)ii a larger-than-expected half a percentage point to 1.25%. The Fed also changed its bias again, stating that the risks between weakness and inflation in the economy “are balanced.” The lowering of the fed funds rate did little to reassure investors that the economy would begin to exhibit a modest pace of growth in 2003. Additionally, the general lack of confidence in equities persisted, resulting in negative returns for the stock market for the third consecutive year. With tax-exempt rates hovering at the same levels as those for overnight repos,iii taxable accounts cannibalized the Variable Rate Demand Notes (“VRDN”)iv market, buying up any available supply. Tax-exempt money funds found themselves scrambling for bonds. Concerned about being saddled with excess inventory across the year-end, remar-keting agents were not overly anxious to adjust rates on VRDNs lower, despite stronger demand for VRDNs from both taxable and tax-exempt buyers.

Money Market Funds on the Rise

At the start of the New Year, short-term interest rates fell due to technical factors arising from the “January effect.” (The so-called “January effect” describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest, chasing a dearth of supply.) The Bond Market Association Municipal Swap Index, a benchmark for tax-exempt rates, was set to a historical low of 0.95% on January 8th. Nevertheless, many money funds continued to see subscriptions rise, as uncertainty surrounding the economic landscape led many investors to park a portion of their assets in less volatile instruments such as U.S. Treasuries and money funds. The Fed’s January Beige Bookv confirmed the constraints binding the economy: excluding the housing market, business and consumer spending remained historically weak. February was a slower month for tax-exempt money markets, yet rates on VRDNs remained in a narrow band. Investors, apparently content with keeping their assets in cash-equivalent instruments for the time being, focused on the news regarding geopolitical concerns and the domestic economic forecast.

National Bond Market Outlook

Credit deterioration continues unabated in the tax-exempt market. The National Conference of State Legislatures now estimates that having closed $50 billion in forecasted budget gaps, the states face additional deficits of $26 billion for the current fiscal year. According to the Center on Budget and Policy Priorities, these gaps, the worst in half a century, are twice as severe as those of the early 1990s. The Center also predicts that deficits will continue into fiscal 2004 and that they will range from $70 to $80 billion, or 15% to 18% of expenditures.

States Face Shortfalls

In order to balance their budgets, many states have drained their reserves, increased “sin” taxes on alcohol, tobacco and the like, and employed “one-shot” revenue-generating steps frowned upon by rating analysts, such as securitizing payments from tobacco litigation settlements. Many states are now cutting appropriations across the board including Medicaid payments, university subsidies and aid to local governments. There are few sectors in the tax-exempt securities market that will not be impacted by these deficits.

Most states are constitutionally required to balance their budgets. With the elections behind them, governors and legislative members in 24 states are proposing tax increases to close budget gaps. While we believe that state tax increases may help to stem deficits, it may take more than the two years it took for states to recover from the fiscal crises of a decade ago because their current revenue shortfalls are larger.

Strategy for the Near Term

Many market pundits believe that the Fed could further reduce rates in the near future if the economy doesn’t improve soon. We believe the consensus forecast is that an economic recovery will not take shape until the fourth quarter of 2003 or the first quarter of 2004. For the weeks and months ahead, our strategy for the Fund is to continue to invest assets in securities that we believe are among the highest quality available to money market funds.

Thank you for your investment in CitiSM Tax Free Reserves. We look forward to continuing to help you meet your investment objectives.

Sincerely,

Charles K. Bardes
Portfolio Manager

March 10, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of February 28, 2003 and are subject to change. Please refer to pages 14 through 18 for a list and percentage breakdown of the Fund’s holdings.

i	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
ii	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
iii	A repo is a form of short term borrowing for dealers in government securities. The dealer sells the government securities to investors usually on an overnight basis and buys them back the following day.
iv	VRDNs are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.
v	The Fed’s Summary of Commentary on Current Economic Conditions by Federal Reserve District, commonly known as the Beige Book. This report is published eight times per year. Each Federal Reserve Bank gathers anecdotal information on current economic conditions in its District through reports from Bank and Branch directors and interviews with key business contacts, economists, market experts, and other sources. The Beige Book summarizes this information by District and sector.

F U N D  F A C T S

Fund Objective
To provide its shareholders with high levels of current income which is exempt from Federal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly
Commencement of Operations	Capital Gains
August 31, 1984	Distributed annually, if any
Net Assets as of 2/28/03	Benchmark**
$560.3 million	Lipper Tax Exempt Money Market Funds Average iMoneyNet, Inc. General Purpose Tax Free Money Market Funds Average
*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.
**	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.
Citi is a service mark of Citicorp.

F U N D  P E R F O R M A N C E

Total Returns

All Periods Ended February 28, 2003 (Unaudited)	Six Months**	One Year	Five Years*	Ten Years*

Citi Tax Free Reserves Class N	0.41%	0.91%	2.44%	2.60%
Lipper Tax Exempt Money Market Funds Average	0.36%	0.80%	2.38%	2.59%
iMoneyNet, Inc. General Purpose Tax Free
Money Market Funds Average	0.36%	0.81%	2.33%	2.55%

* Average Annual Total Return
** Not Annualized

7-Day Yields
Annualized Current	0.61%
Effective	0.61%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Comparison of 7-Day Yields for Citi Tax Free Reserves Class N vs. iMoneyNet, Inc. General Purpose Tax Free Money Market Funds Average

As illustrated, Citi Tax Free Reserves generally provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. General Purpose Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note:Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Yields and total returns will fluctuate and past performance is no guarantee of future results.Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

Citi Tax Free Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2003 (Unaudited)

Assets:
Investment in Tax Free Reserves Portfolio, at value (Note 1)	$560,746,993
Receivable for shares of beneficial interest sold	18,225

Total assets	560,765,218

Liabilities:
Dividends payable	240,773
Distribution/Service fees payable (Note 4)	102,712
Management fees payable (Note 3)	86,125
Payable for shares of beneficial interest repurchased	18,377
Accrued expenses and other liabilities	59,981

Total liabilities	507,968

Net Assets for 560,239,092 shares of beneficial interest outstanding	$560,257,250

Net Assets Consist of:
Paid-in capital	$560,239,092
Accumulated net realized gain on investments	18,158

Total	$560,257,250

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See notes to financial statements

Citi Tax Free Reserves
S T A T E M E N T   O F   O P E R A T I O N S

For the Six Months Ended February 28, 2003 (Unaudited)

Interest Income (Note 1A)
Income from Tax Free Reserves Portfolio	$3,872,115
Allocated expenses from Tax Free Reserves Portfolio	(401,138)

		3,470,977
Expenses:
Management fees (Note 3)	791,201
Distribution/Service fees (Note 4)	659,334
Legal fees	34,010
Transfer agent fees	30,602
Blue sky fees	21,843
Shareholder reports	19,095
Custody and fund accounting fees	9,888
Audit fees	8,515
Trustees’ fees	2,691
Miscellaneous	16,368

Total expenses	1,593,547
Less: aggregate amount waived by the Manager (Note 3)	(258,968)

Net expenses		1,334,579

Net investment income		2,136,398
Net Realized Gain On Investments from Tax Free Reserves Portfolio		18,158

Net Increase in Net Assets Resulting from Operations		$2,154,556

See notes to financial statements

Citi Tax Free Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T    A S S E T S

	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002

Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,136,398	$6,841,850
Net realized gain on investments	18,158	84,280

Net increase in net assets from operations	2,154,556	6,926,130

Dividends to Shareholders from:
Net investment income	(2,136,398)	(6,841,850)
Net realized gain	(52,243)	—

Decrease in net assets from distributions to shareholders	(2,188,641)	(6,841,850)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	311,613,865	754,933,937
Net asset value of shares issued to shareholders from
reinvestment of dividends	196,585	817,550
Cost of shares repurchased	(302,863,455)	(722,460,823)

Net increase in net assets from transactions
in shares of beneficial interest	8,946,995	33,290,664

Net Increase in Net Assets	8,912,910	33,374,944

Net Assets:
Beginning of year	551,344,340	517,969,396

End of year	$560,257,250	$551,344,340

See notes to financial statements

Citi Tax Free Reserves
F I N A N C I A L    H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 28, 2003
	(Unaudited)		2002	2001	2000	1999	1998

Net Asset Value,
beginning of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00407		0.01207	0.03010	0.03279	0.02626	0.03042
Less dividends from net
investment income	(0.00407)		(0.01207)	(0.03010)	(0.03279)	(0.02626)	(0.03042)

Net Asset Value,
end of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000’s omitted)	$560,257		$551,344	$517,969	$497,567	$489,880	$514,771
Ratio of expenses to
average net assets†	0.65%	*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment
income to average
net assets†	0.80%	*	1.19%	3.00%	3.27%	2.62%	3.04%
Total return	0.41%	**	1.21%	3.05%	3.33%	2.66%	3.08%

Note: If agents of the Fund and agents of Tax Free Reserves Portfolio had not waived all or a portion of their fees during the years indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
per share	$0.00328		$0.00989	$0.02678	$0.03015	$0.02365	$0.02782
Ratios:
Expenses to average
net assets†	0.83%	*	0.86%	0.97%	0.91%	0.91%	0.92%
Net investment income to
average net assets†	0.62%	*	0.98%	2.68%	3.01%	2.36%	2.77%

†	Includes the Fund’s share of Tax Free Reserves Portfolio’s allocated expenses.
*	Annualized
**	Not Annualized

See notes to financial statements

Citi Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Citi Tax Free Reserves (the “Fund”) is a separate diversified series of CitiFunds Trust III (the “Trust”) a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end, management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a management investment company for which Citi Fund Management Inc. (the “Manager”) serves as Investment Manager. The value of such investment reflects the Fund’s proportionate interest (approximately 33.2% at February 28, 2003) in the net assets of the Portfolio. Salomon Smith Barney Inc. is the Fund’s Distributor. Effective April 7, 2003, Salomon Smith Barney Inc.’s legal name will change to Citigroup Global Markets Inc. (“CGM”). Citicorp Trust Bank, fsb, (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Investment Income The Fund earns income, net of Portfolio expenses, daily on its investment in the Portfolio.

     B. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     C. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that Fund.

Citi Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent) on or prior to the last business day of the month.

3. Management Fees The management fees are computed at an annual rate of 0.30% of the Fund’s average daily net assets. The management fees paid to the Manager amounted to $791,201, of which $258,968 was voluntarily waived for the six months ended February 28, 2003. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Service Plan allows the Fund to pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class N shares. The Service fees paid amounted to $659,334 for the six months ended February 28, 2003. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Share of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

6. InvestmentTransactions Increases and decreases in the Fund’s investment in the Portfolio aggregated $239,005,246 and $233,768,410 respectively, for the six months ended February 28, 2003.

7.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten

Citi Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

General Obligation Bonds and Notes — 6.0%

Chicago, Illinois,
1.22% due 1/07/04	$12,000	$12,000,000
Iowa State School, Cash
Anticipation Program,
2.25% due 1/30/04	16,000	16,168,890
Montclair, New Jersey,
2.40% due 3/07/03	3,136	3,136,274
Trenton, New Jersey,
2.50% due 5/15/03	11,500	11,510,580
Wisconsin School
Districts Cash Flow,
2.25% due 9/23/03	32,450	32,583,851
Wisconsin School
Districts Cash Flow,
2.00% due 10/30/03	25,500	25,619,984

		101,019,579

Annual and Semi-Annual Tender Revenue Bonds and Notes (Puts) — 13.3%

Arizona School Facilities
Board Revenue,
5.00% due 7/01/03	6,000	6,072,381
Bayonne, New Jersey,
Municipal Utilities
Authority,
2.80% due 5/07/03	13,000	13,009,029
Colorado Housing and
Finance Authority,
AMT,
1.20% due 3/01/04,	5,000	5,000,000
Florida State,
Board of Education,
4.00% due 6/01/03	4,280	4,304,464
Florida State,
Board of Education
Capital Outlay,
3.25% due 6/01/03	2,630	2,643,781
Indiana Board Revenue,
2.00% due 1/27/04	60,000	60,482,420
Indiana Health Facilities
Finance Authority
Hospital Revenue,
1.15% due 3/02/04	17,900	17,900,000
Jacksonville, Florida,
Electric Authority
Revenue,
5.00% due 10/01/03	10,000	10,226,555
Maine Municipal,
3.00% due 11/01/03	2,475	2,505,146
Maryland State
Community
Development
Administration, AMT,
1.25% due 12/18/03	32,965	32,965,000
Metropolitan Atlanta
Rapid Transit Authority,
Georgia,
Sales Tax Revenue,
5.00% due 7/01/03	9,000	9,095,484
Nevada Housing Division,
AMT,
1.80% due 3/31/03	14,170	14,170,000
Oregon State,
Housing and
Community Services
Department Revenue,
AMT,
1.55% due 9/25/03	9,000	9,000,000
Philadelphia, Pennsylvania,
Gas Works Revenue,
6.375% due 7/01/03	4,120	4,269,374
Texas State University
System,
5.00% due 8/15/03	3,940	4,004,937
Texas State, University
System Financing
Revenue,
2.25% due 3/15/03	7,815	7,817,127
Utah County, Utah,
Hospital Revenue,
3.00% due 5/15/03	3,000	3,006,519
Vermont Educational and
Health Buildings Agency,
1.80% due 11/01/03	7,300	7,300,000
Washington State,
4.50% due 1/01/04	3,400	3,487,515
Washington State,
Public Power Supply,
5.00% due 7/01/03	8,770	8,864,522

		226,124,254

Bond, Revenue,Tax and Tax and Revenue Anticipation Notes — 14.9%

Acushnet, Massachusetts,
BANs,
2.50% due 8/15/03	18,193	18,278,932
Bedford, Massachusetts,
BANs,
3.00% due 5/02/03	13,000	13,021,364
Bernalillo County,
New Mexico,
BANs,
3.00% due 3/15/03	2,500	2,500,687
Gwinnett County,
Georgia, Certificates
Partnership,
8.60% due 8/01/03	5,690	5,867,092
Kentucky State,
Property and Buildings
Commonwealth,
4.60% due 9/01/03	7,400	7,518,377

Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Bond, Revenue,Tax and Tax and Revenue Anticipation Notes — (cont’d)

Maine State,
BANs,
2.50% due 6/26/03	$8,370	$8,392,039
Maine State,
BANs,
2.25% due 6/30/03	23,000	23,055,574
Missouri State
Health and Educational
Facilities Authority,
RANs,
3.25% due 4/18/03	3,500	3,502,144
Montclair, New Jersey,
BANs,
2.40% due 3/07/03	3,684	3,684,322
Moorestown Township,
New Jersey,
BANs,
3.00% due 5/29/03	5,000	5,013,336
Newark, New Jersey,
BANs,
2.50% due 8/01/03	2,752	2,759,257
Newark, New Jersey,
BANs,
2.50% due 8/01/03	5,200	5,218,387
North Middlesex,
Massachusetts,
Regional School
District,
BANs,
2.50% due 10/24/03	22,520	22,655,504
Ocean City, New Jersey,
BANs,
2.625% due 5/15/03	9,250	9,262,969
Philadelphia, Pennsylvania,
TRANs,
3.00% due 6/30/03	10,000	10,047,198
Philadelphia, Pennsylvania,
School District,
TANs,
2.75% due 6/30/03	8,000	8,032,211
Plain, Ohio,
Local School District,
BANs,
2.00% due 6/04/03	7,500	7,515,783
Portland, Maine,
BANs,
2.25% due 3/05/03	2,500	2,500,088
Seattle, Washington,
Municipal Power
Revenue,
RANs,
2.50% due 11/21/03	14,000	14,106,532
Tisbury, Massachusetts,
BANs,
2.00% due 3/04/04	2,668	2,690,411
Toledo, Ohio,
City School District,
BANs,
2.00% due 7/23/03	20,250	20,321,888
Waukesha, Wisconsin,
School District,TRANs,
1.85% due 8/21/03	10,000	10,020,768
West Haven, Connecticut,
BANs,
2.00% due 1/29/04	15,130	15,251,025
Weston, Massachusetts,
BANs,
3.00% due 6/12/03	30,214	30,320,012

		251,535,900

Variable Rate Demand Notes* — 66.9%

ABN-Amro Munitops
Certificates Trust,
AMT,
due 4/05/06	16,000	16,000,000
ABN-Amro Munitops
Certificates Trust,
AMT,
due 7/05/06	9,000	9,000,000
ABN-Amro Munitops
Certificates Trust,
due 3/07/07	4,000	4,000,000
ABN-Amro Munitops
Certificates Trust,
due 7/04/07	5,000	5,000,000
ABN-Amro Munitops
Certificates Trust,
due 9/01/09	4,965	4,965,000
ABN-Amro Munitops
Certificates Trust,
due 12/01/09	15,000	15,000,000
Adams County, Colorado,
Industrial Development
Revenue,
due 12/01/15	2,000	2,000,000
Alachua County, Florida,
Health Facilities,
due 10/01/32	10,000	10,000,000
Alaska State
Housing Finance Corp.,
AMT,
due 6/01/07	16,750	16,750,000
Alaska State
Housing Finance Corp.,
due 6/01/37	37,870	37,870,000
Ascension, Louisiana,
Revenue,
AMT,
due 12/01/27	2,000	2,000,000

Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Bell County,Texas,
Health Facilities
Development,
due 8/15/31	$17,000	$17,000,000
Berea, Kentucky,
Educational Facilities
Revenue,
due 6/01/31	8,400	8,400,000
Blount County,Tennessee,
Public Building
Authority,
due 6/01/32	10,000	10,000,000
Carbon County, Utah,
Pollution Control
Revenue,
due 11/01/24	8,565	8,565,000
Chicago, Illinois,
due 1/01/23	28,529	28,529,000
Chicago, Illinois,
Gas Supply Revenue,
due 3/01/30	5,000	5,000,000
Chicago, Illinois,
O’Hare International
Airport Revenue,
due 7/01/10	17,150	17,150,000
Cincinnati, Ohio,
City School District,
due 6/01/10	3,900	3,900,000
Clark County, Nevada,
Airport Revenue,
AMT,
due 7/01/28	31,470	31,470,000
Clarksville, Arkansas,
Industrial Development
Revenue,
AMT,
due 8/01/13	2,025	2,025,000
Clarksville,Tennessee,
Public Building
Authority,
due 1/01/33	6,000	6,000,000
Colorado Housing and
Finance Authority,
AMT,
due 10/01/32	25,000	25,000,000
Delaware State
Economic Development
Authority Revenue,
due 12/01/15	10,880	10,880,000
Delaware State
Economic Development
Authority,
due 7/01/28	19,400	19,400,000
Du Page County, Illinois,
due 4/01/30	10,000	10,000,000
Everett, Washington,
due 12/01/21	2,600	2,600,000
Franklin County, Ohio,
Hospital Revenue,
due 11/01/25	13,300	13,300,000
Fulton County, Georgia,
Development Authority
Revenue,
due 12/01/12	2,000	2,000,000
Fulton County, Georgia,
Development Authority
Revenue,
due 2/01/18	1,810	1,810,000
Georgia Municipal
Gas Authority,
due 1/01/08	45,830	45,830,000
Gwinnett County, Georgia,
Industrial Development
Revenue,
due 3/01/17	235	235,000
Gwinnett County, Georgia,
Hospital Authority
Revenue,
due 7/01/32	10,000	10,000,000
Harris County,Texas,
Health Facilities
Development,
due 12/01/32	16,900	16,900,000
Hillsborough County,
Florida, School Board,
due 1/01/12	7,000	7,000,000
Honolulu, Hawaii,
City and County,
1.30% due 12/01/13	9,825	9,825,000
Idaho Health Facilities
Authority Revenue,
due 5/01/22	3,100	3,100,000
Illinois Development
Finance Authority
Revenue,
due 6/01/29	5,000	5,000,000
Illinois Educational Facilities
Authority Revenue,
due 8/15/27	9,850	9,850,000
Illinois Health Facilities
Authority Revenue,
due 8/15/09	14,800	14,800,000
Illinois State,
due 11/01/16	10,420	10,420,000
Indiana Health Facilities
Finance Authority
Hospital Revenue,
due 7/03/03	25,000	25,000,000
Iowa, Finance Authority
Revenue,
due 8/15/24	14,570	14,570,000
Kansas City, Missouri,
Industrial Development
Authority,
due 4/01/27	8,950	8,950,000

Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Long Island Power
Authority,
due 4/01/25	$25,900	$25,900,000
Lower Neches Valley
Authority,Texas,
Pollution Control
Revenue,
due 2/15/17	7,600	7,600,000
Maine Health and
Higher Educational
Facilities,
due 7/01/19	2,715	2,715,000
Maine State
Housing Authority
Mortgage Purchase,
due 5/15/07	5,540	5,540,000
Massachusetts State,
due 8/01/19	21,410	21,410,000
Massachusetts State
Health and
Educational Facilities,
due 11/01/49	17,800	17,800,000
Massachusetts State
Industrial Finance
Agency,
due 11/01/25	1,900	1,900,000
Metropolitan Government,
Nashville and
Davidson,Tennessee,
due 10/01/32	9,000	9,000,000
Metropolitan
Transportation
Authority, New York,
due 11/01/22	10,500	10,500,000
Metropolitan
Transportation
Authority, New York,
due 11/01/26	36,900	36,900,000
Michigan State,
due 9/15/08	14,000	14,000,000
Michigan State
Housing Development
Rental Revenue,
due 4/01/21	3,080	3,080,000
Minnetonka, Minnesota,
Multi-Family
Housing Revenue,
due 11/15/31	5,000	5,000,000
Missouri Development
Finance Board
Cultural Facilities
Revenue,
due 12/01/31	5,300	5,300,000
Missouri State,
Health and Education
Facilities Revenue,
due 7/01/18	3,300	3,300,000
Modesto, California,
High School District,
due 8/01/24	5,795	5,795,000
Montgomery County,
Maryland, Housing
Opportunities,
AMT,
due 6/01/30	27,300	27,300,000
Morristown,Tennessee,
Industrial Development
Board,
AMT,
due 2/01/15	4,250	4,250,000
Municipal Securities
Trust Certificates,
due 8/24/11	13,350	13,350,000
Nash County,
North Carolina,
due 12/01/14	1,000	1,000,000
New Hampshire,
Health and Education,
Facilities Authority
Revenue,
due 8/01/31	19,530	19,530,000
New Hampshire,
Health and Education,
Facilities Authority
Revenue,
due 7/01/32	4,800	4,800,000
New Hanover County,
North Carolina,
due 3/01/14	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/15	2,250	2,250,000
New Hanover County,
North Carolina,
due 3/01/16	2,250	2,250,000
New Jersey State
Transit Corporation,
due 3/15/09	3,100	3,100,000
New York, New York,
City Transitional,
due 11/01/22	46,800	46,800,000
New York State,
due 11/15/31	11,200	11,200,000
New York State,
Local Government
Assistance,
due 4/01/24	25,000	25,000,000
Orange County, Florida,
Industrial Development
Authority,
due 1/01/11	350	350,000
Orlando Utilities,
due 7/16/03	13,000	13,000,000
Pennsylvania State,
due 12/01/08	6,745	6,745,000

Tax Free Reserves Portfolio
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Port Arthur,Texas,
due 4/01/27	$4,500	$4,500,000
Private Colleges and
University Facilities,
Georgia,
due 11/01/35	14,745	14,745,000
Quakertown, Pennsylvania,
Hospital Authority
Revenue,
due 7/01/05	20,000	20,000,000
Rhode Island State
Industrial Facilities Corp.,
due 5/01/05	750	750,000
Rhode Island State
Industrial Facilities Corp.,
AMT,
due 11/01/05	1,590	1,590,000
Roswell, Georgia,
Multi-Family Housing
Authority,
due 8/01/27	2,500	2,500,000
Saint Charles Parish,
Louisiana,
Pollution Control
Revenue,
due 3/01/24	10,400	10,400,000
San Antonio,Texas,
Electric and Gas,
due 4/07/03	15,300	15,300,000
Sarasota County, Florida,
Public Hospital,
due 6/05/03	6,000	6,000,000
Seattle, Washington,
Water System Revenue,
due 3/01/32	9,100	9,100,000
Sevier County,Tennessee,
Public Building Authority,
due 6/01/17	1,245	1,245,000
South Carolina,
Education Facilities
Authority,
due 12/01/22	10,000	10,000,000
South Carolina,
Jobs Economic
Development
Authority,
due 11/01/31	17,400	17,400,000
South Carolina,
Jobs Economic
Development
Authority,
due 12/01/31	29,000	29,000,000
South Carolina,
Transportation
Infrastructure Revenue,
due 10/01/21	2,500	2,500,000
South Carolina, Public
Service Authority,
due 3/07/03	3,151	3,151,000
South Carolina, Public
Service Authority,
due 4/08/03	13,446	13,446,000
Stevenson, Alabama,
Industrial Development
Board Revenue,
AMT,
due 2/01/34	15,000	15,000,000
Tarrant County,Texas,
Health Facilities
Development,
due 11/15/26	915	915,000
Tennessee,
Housing Development
Agency,
due 7/01/04	4,500	4,500,000
Texas, Water Development
Board Revenue,
due 7/15/22	20,000	20,000,000
University Of Delaware,
Revenue,
due 11/01/23	14,800	14,800,000
Valdez, Alaska,
Marine Terminal
Revenue,
due 8/01/25	4,000	4,000,000
Virginia College
Building Authority,
due 9/01/07	4,985	4,985,000
Washington State,
Public Power Supply,
due 1/01/05	6,200	6,200,000
Washington State,
Public Power Supply,
due 7/01/07	9,600	9,600,000
Wyoming Building
Corporation
Revenue,
due 10/01/18	2,900	2,900,000

		1,130,536,000

Total Investments,
at Amortized Cost	101.1%	$1,709,215,733
Other Assets,
Less Liabilities	(1.1)	(18,856,533)

Net Assets	100.0%	$1,690,359,200

AMT — Subject to Alternative Minimum Tax
*	Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2003 (Unaudited)

Assets:
Investments, at amortized cost and value (Note 1A)	$1,709,215,733
Cash	29,848
Interest receivable	7,165,954

Total assets	1,716,411,535

Liabilities:
Payable for investments purchased	25,753,272
Management fees payable (Note 2)	169,293
Accrued expenses and other liabilities	129,770

Total liabilities	26,052,335

Net Assets	$1,690,359,200

Represented by:
Paid-in capital for beneficial interests	$1,690,359,200

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T   O F   O P E R A T I O N S

For the Six Months Ended February 28, 2003 (Unaudited)

Interest Income (Note 1B):		$10,867,489

Expenses
Management fees (Note 2)	$1,490,368
Custody and fund accounting fees	149,544
Legal fees	43,041
Audit fees	9,750
Trustees’ fees	7,581
Miscellaneous	15,635

Total expenses	1,715,919
Less: aggregate amount waived by the Manager (Note 2)	(581,709)

Net expenses		1,134,210

Net investment income		9,733,279
Net Realized Gain on Investments		46,976

Net Increase in Net Assets Resulting from Operations		$9,780,255

See notes to financial statements

Tax Free Reserves Portfolio
S T A T E M E N T   O F   C H A N G E S   I N   N E T    A S S E T S

	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002

Increase in Net Assets from Operations:
Net investment income	$9,733,279	$20,053,836
Net realized gain on investments	46,976	207,412

Increase in net assets from operations	9,780,255	20,261,248

Capital Transactions:
Proceeds from contributions	2,055,612,188	3,891,253,128
Value of withdrawals	(1,840,407,988)	(3,198,518,736)

Net increase in net assets from capital transactions	215,204,200	692,734,392

Net Increase in Net Assets	224,984,455	712,995,640

Net Assets:
Beginning of year	1,465,374,745	752,379,105

End of year	$1,690,359,200	$1,465,374,745

Tax Free Reserves Portfolio
F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 28, 2003
	(Unaudited)		2002	2001	2000	1999	1998

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$1,690,359		$1,465,375	$752,379	$675,492	$657,120	$723,858
Ratio of expenses to
average net assets	0.15%	*	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment
income to average
net assets	1.31%	*	1.64%	3.48%	3.77%	3.11%	3.53%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the years indicated and the expenses were not reduced for fees paid indirectly, the ratios would have been as follows:

Ratios:
Expenses to average
net assets	0.23%	*	0.24%	0.29%	0.29%	0.29%	0.29%
Net investment income to
average net assets	1.23%	*	1.55%	3.34%	3.63%	2.98%	3.39%

*	Annualized

See notes to financial statements

Tax Free Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Tax Free Reserves Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended, as a no-load, non-diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue shares of beneficial interest in the Portfolio. Citi Fund Management Inc. (the “Manager”) acts as the Investment Manager.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Portfolio’s use of amortized cost is subject to the Portfolio’s compliance with certain conditions as specified under the Investment Company Act of 1940.

     B. Investment Income and Expenses Investment income consists of interest accrued and discount earned (including both original issue and market discount), adjusted for amortization of premium, on the investments of the Portfolio. Expenses of the Portfolio are accrued daily.

     C. Federal Income Taxes The Portfolio’s policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. Fees Paid Indirectly The Portfolio’s custodian calculates its fees based on the Portfolio’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Portfolio. This amount is shown as a reduction of expenses on the Statement of Operations.

     E. Other Purchases, maturities and sales, of money market instruments are accounted for on the date of the transaction.

2. Management Fees The Manager is responsible for overall management of the Portfolio’s business affairs, and has a Management Agreement with the Portfolio. The Manager or an affiliate also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.20% of the Funds’ average daily net assets. The management fee amounted to $1,490,368 of which $581,709 was voluntarily waived for the six months ended February 28, 2003. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Portfolio from the Manager

Tax Free Reserves Portfolio
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Manager or its affiliates.

3. Investment Transactions Purchases, and maturities and sales of money market instruments, exclusive of securities purchased subject to repurchase agreements, aggregated $4,714,810,253 and $4,450,881,553, respectively, for the six months ended February 28, 2003.

4. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at February 28, 2003, for federal income tax purposes, amounted to $1,709,215,733.

5. Trustee Retirement Plan The Trustees of the Portfolio have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Portfolio, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Portfolio’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Chairman, President
and Chief Executive Officer
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice-President and
Chief Administrative Officer
Lewis E. Daidone*

Controller
Frances M. Guggino*

* Affiliated Person of the Manager

Investment Manager
(of Tax Free Reserves Portfolio)
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi New York Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi New York Tax Free Reserves.

© 2003 Citicorp	Printed on recycled paper	Citigroup Global Markets Inc. CFS/RTF/203 03-4652

CitiSM
New York
Tax Free Reserves

SEMI-ANNUAL REPORT FEBRUARY 28, 2003

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E   O F   C O N T E N T S

Citi New York Tax Free Reserves

Letter From the Chairman	1

Manager Overview	2

Fund Facts	5

Fund Performance	6

Portfolio of Investments	7

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	15

Notes to Financial Statements	16

L E T T E R  F R O M  T H E  C H A I R M A N

R. Jay Gerken Chairman, President and Chief Executive Officer

Dear Shareholder:

Over the past year, investors flocked to the relative safe haven of money market funds, driven by a pervasive sense of gloom over the continuing bear market in equities, the weakening global economy, and impending war in Iraq. As U.S. economic growth faltered, short-term interest rates fell dramatically, with money market yields dropping to 41-year lows.

Yet no matter what the future holds, there are several things you can do now to best position your investment portfolio for whatever comes next.

  First and foremost, you should talk with your financial adviser, who will work with you to find the best solutions for your individual investing needs.
  Secondly, now is a great time to review your investment plan. Every successful investment strategy begins with a plan, so whether you already have one or not, times like these provide the perfect opportunity to make sure your portfolio is on track. Even if your long-term goals haven’t changed, your financial adviser can help you to decide what you can do now to achieve them in the ever-changing market.

As always, thank you for your confidence in our investment management teams. Thank you especially for sticking with us through this very difficult bear market. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

Sincerely,

R. Jay Gerken
Chairman, President
and Chief Executive Officer

March 10, 2003

1

M A N A G E R  O V E R V I E W

CHARLES K. BARDES Portfolio Manager

Performance Review

As of February 28, 2003, the seven-day current yield for CitiSM New York Tax Free Reserves (“Fund”) was 0.62% and its seven-day effective yield, which reflects compounding, was also 0.62%. These numbers are the same due to the effects of rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Please note a portion of the Fund’s income may be subject to the Alternative Minimum Tax (“AMT”). Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Municipal Bond Market Review

Tax-exempt money market funds continued to enjoy a surge in demand during the six-month period in spite of low nominal yields. Amidst uneven prospects about the economic recovery, heightened concerns about terrorism and war, and volatility in the embattled stock markets, investors poured cash into the shorter-end of the yield curve.i Mostly due to an abundance of supply, tax-exempt yields stayed favorable versus their taxable counterparts. Issuance of money market municipals exceeded $70 billion, the highest dollar amount on record. During the month of October, the state of California came to market with a record $12 billion in short term notes and variable rates. The notes were mainly used to repay the costs the State incurred in purchasing electrical power during the 2001 crisis.

Fed Actions

In November, Federal Reserve (“Fed”) policy makers lowered the federal funds rate (“fed funds rate”)ii a larger-than-expected half a percentage point to 1.25%. The Fed also changed its bias again, stating that the risks between weakness and inflation in the economy “are balanced.” The lowering of the fed funds rate did little to reassure investors that the economy would begin to exhibit a modest pace of growth in 2003. Additionally, the general lack of confidence in equities persisted, resulting in negative returns for the stock market for the third consecutive year. With tax-exempt rates hovering at the same levels as those for overnight repos,iii taxable accounts cannibalized the Variable Rate Demand Notes (“VRDN”)iv market, buying up any available supply. Tax-exempt money funds found themselves scrambling for bonds. Concerned about being saddled with excess inventory across the year-end, remarketing agents were not overly anxious to adjust rates on VRDNs lower, despite stronger demand for VRDNs from both taxable and tax-exempt buyers.

2

Money Market Funds on the Rise

At the start of the New Year, short-term interest rates fell due to technical factors arising from the “January effect.” (The so-called “January effect” describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest, chasing a dearth of supply.) The Bond Market Association Municipal Swap Index, a benchmark for tax-exempt rates, was set to a historical low of 0.95% on January 8th. Nevertheless, many money funds continued to see subscriptions rise, as uncertainty surrounding the economic landscape led many investors to park a portion of their assets in less volatile instruments such as U.S. Treasuries and money funds. The Fed’s January Beige Bookv confirmed the constraints binding the economy: excluding the housing market, business and consumer spending remained historically weak. February was a slower month for tax-exempt money markets, yet rates on VRDNs remained in a narrow band. Investors, apparently content with keeping their assets in cash-equivalent instruments for the time being, focused on the news regarding geopolitical concerns and the domestic economic forecast.

New York Bond Market Update

The state of New York is currently rated “A2” by Moody’s Investors Service, which revised its outlook from “positive” to “stable” on December 6, 2002 in recognition of the fiscal challenges that New York faces, stemming from the recession and terrorist attacks. The state of New York is currently rated “AA” by Standard & Poor’s Ratings Service, which has a “stable” outlook assigned to the rating.vi

The state must close a gap of about $2 billion in its current $90 billion budget. The gap for fiscal 2004, which begins on April 1, 2003, may be as large as $10 billion. Governor Pataki intends to close these gaps by reducing expenses, rather than by increasing taxes. He has instituted a hiring freeze and requested budget cuts of 5.0% from all State agencies. The State may securitize the proceeds of its settlement with the tobacco companies to raise cash, and intends to refinance any eligible debt. New York does have budget stabilization reserves of approximately $700 million, which we expect it will use to help balance its budget.

The State’s chief economist reports that the employment statistics for December 2002 show that New York’s employment rate lags the nation’s. From December 2001 to December 2002, New York private employment declined by 44,600 jobs or 0.6%. Manufacturing jobs alone fell by 4,000 in the month of December. The unemployment rate for the State was 6.4% in December, compared with 6.0% for the nation, according to the Bureau of Labor Statistics. New York City in particular continues to suffer higher-than-average unemployment, with an unemployment rate of 8.4% in December 2002. Excluding New York City from the calculation would drive the State’s unemployment rate down, closer to 5.0%.

Strategy for the Near Term

Many market pundits believe that the Fed could further reduce rates in the near future if the economy doesn’t improve soon. We believe the consensus forecast is that an economic recovery will not take shape until the fourth quarter of 2003 or the first quarter of 2004. For the weeks and months ahead, our strategy for the Fund is

3

to continue to invest assets in securities that we believe are among the highest quality available to money market funds.

Thank you for your investment in CitiSM New York Tax Free Reserves. We look forward to continuing to help you meet your investment objectives.

Sincerely,

Charles K. Bardes
Portfolio Manager

March 10, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of February 28, 2003 and are subject to change. Please refer to pages 7 through 11 for a list and percentage breakdown of the Fund’s holdings.

i	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
ii	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate often points to the direction of U.S. interest rates.
iii	A repo is a form of short term borrowing for dealers in government securities.The dealer sells the government securities to investors usually on an overnight basis and buys them back the following day.
iv	VRDNs are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.
v	The Fed’s Summary of Commentary on Current Economic Conditions by Federal Reserve District, commonly known as the Beige Book. This report is published eight times per year. Each Federal Reserve Bank gathers anecdotal information on current economic conditions in its District through reports from Bank and Branch directors and interviews with key business contacts, economists, market experts, and other sources.The Beige Book summarizes this information by District and sector.
vi	Moody’s Investors Service and Standard & Poor’s Ratings Service are two nationally recognized credit rating agencies.

4

F U N D  F A C T S

Fund Objective
To provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly
Commencement of Operations	Capital Gains
November 4, 1985	Distributed annually, if any
Net Assets as of 2/28/03	Benchmark**
$1,309.0 million	Lipper New York Tax Exempt Money Market Funds Average iMoneyNet, Inc. New York Tax Free Money Market Funds Average

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.
**	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.
Citi is a service mark of Citicorp.

5

F U N D  P E R F O R M A N C E

Total Returns

All Periods Ended February 28, 2003 (Unaudited)	Six Months**	One Year	Five Years*	Ten Years*

Citi New York Tax Free Reserves Class N	0.39%	0.86%	2.34%	2.52%
Lipper New York Tax Exempt
Money Market Funds Average	0.39%	0.85%	2.33%	2.51%
iMoneyNet, Inc. New York Tax Free
Money Market Funds Average	0.37%	0.83%	2.31%	2.47%
* Average Annual Total Return
** Not Annualized

7-Day Yields

Annualized Current	0.62%
Effective	0.62%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Comparison of 7-Day Yields for Citi New York Tax Free Reserves Class N vs. iMoneyNet, Inc. New York Tax Free Money Market Funds Average

As illustrated, Citi New York Tax Free Reserves Class N generally provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. New York Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctu-ate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

6

Citi New York Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Tax-Exempt Commercial Paper — 3.3%

Metropolitan Transit
Authority, NY,
1.05% due 7/07/03	$42,500	$42,500,000

Annual and Semi-Annual Tender Revenue Bonds and Notes (Puts) — 11.4%

New York City
Health & Hospital Corp.,
Revenue,
3.00% due 2/15/04	8,495	8,648,862
New York State
1.48% due 10/02/03	29,800	29,800,000
New York State G.O.
1.50% due 8/07/03	10,100	10,100,000
New York State
Energy, Research &
Development,
1.60% due 3/15/03	15,060	15,059,985
New York State
Energy, Research &
Development,
1.80% due 6/01/03	7,000	7,013,838
New York State
Environment
Series A,
1.10% due 7/17/03	6,500	6,500,000
New York State
Mortgage Agency,
AMT,
1.75% due 4/01/03	40,000	40,000,000
New York State
Urban Development
Corp., Revenue,
3.00% due 12/15/03	25,030	25,363,218
Puerto Rico
Commonwealth,
2.50% due 7/30/03	7,000	7,028,891

		149,514,794

Bond, Revenue,Tax,Tax and Revenue Anticipation Notes and General Obligation Bonds and Notes — 24.1%

Albany, NY,
BANs,
2.50% due 8/1/03	5,361	5,380,849
Alden, NY,
Central School District,
BANs,
2.00% due 1/08/04	8,795	8,850,205
Batavia City, NY,
Central School District,
BANs,
2.50% due 5/15/03	10,500	10,511,329
Bethpage, NY,
Union Free
School District,
TANs,
2.50% due 6/26/03	2,500	2,506,664
Broome County, NY,
G.O.
3.00% due 4/25/03	10,955	10,970,907
Canajoharie, NY,
Central School District,
BANs,
3.00% due 4/25/03	7,700	7,709,739
Central Islip, NY,
Union Free
School District,
BANs,
2.50% due 6/25/03	8,500	8,521,929
East Meadow, NY,
Union Free
School District,
BANs,
2.25% due 8/22/03	7,000	7,026,983
East Syracuse/Minoa, NY,
Central School District,
BANs,
2.25% due 6/20/03	15,000	15,021,994
Erie County, NY,
RANs,
2.50 due 9/17/03	10,500	10,560,085
Fairport, NY,
Central School District,
BANs,
2.25% due 3/14/03	7,000	7,001,036
Garden City, NY,
Union Free
School District,
TANs,
2.50% due 6/26/03	11,500	11,537,046
Geneva City, NY,
City School District,
BANs,
2.50% due 6/19/03	35,000	35,087,617
Herricks, NY,
Union Free
School District,
BANs,
2.00% due 12/03/03	10,265	10,313,028
Indian River, NY,
Central School District,
BANs,
3.00% due 6/06/03	34,493	34,598,756
Lindenhurst, NY,
Union Free
School District,
TANs,
2.25% due 6/26/03	10,000	10,027,738

7

Citi New York Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Bond, Revenue,Tax,Tax and Revenue Anticipation Notes and General Obligation Bonds and Notes — (cont’d)

Nassau County, NY,
Interim Finance Authority,
BANs,
3.00% due 3/13/03	$32,500	$32,513,819
New York City, NY,
RANs,
2.50% due 4/11/03	10,000	10,011,806
New York City, NY,
Transitional Finance
Authority Revenue
Recovery Notes,
BANs,
2.50% due 11/06/03	10,000	10,058,117
New York State
Thruway Authority,
BANs,
3.25% due 3/26/03	5,000	5,003,244
North Hempstead, NY,
BANs,
2.00% due 2/12/04	5,000	5,039,814
Patchogue Medford, NY,
Union Free
School District,
TANs,
2.25% due 6/26/03	20,000	20,053,083
South Country, NY,
Central School District,
TANs,
2.25% due 6/24/03	15,500	15,523,561
Webutuck, NY,
Central School District,
BANs,
2.25% due 12/17/02	19,900	20,050,789
West Babylon, NY,
Union Free
School District,
TANs,
2.50% due 6/26/03	1,800	1,804,757

		315,684,895

Variable Rate Demand Notes* — 60.7%

ABN-AMRO Munitops
Certificates Trust,
due 4/15/06	3,030	3,030,000
ABN-AMRO Munitops
Certificates Trust,
due 3/07/07	7,561	7,561,000
ABN-AMRO Munitops
Certificates Trust,
due 5/02/07	27,565	27,565,000
ABN-AMRO Munitops
Certificates Trust,
due 2/02/08	21,402	21,402,000
Babylon, NY,
Industrial Development
Agency, AMT,
due 7/01/14	600	600,000
Capital District, NY,
Regional Off Track Betting,
due 2/01/31	4,600	4,600,000
Columbia County, NY,
Industrial Development
Agency,
due 2/01/11	1,800	1,800,000
Hempstead, NY,
Industrial Development
Agency Revenue,
due 9/15/15	2,050	2,050,000
Jay Street, NY,
Development Corp.,
Certificates
due 5/01/20	3,000	3,000,000
Laurens County, GA,
Development Authority,
AMT,
due 5/01/17	1,000	1,000,000
Lewis County, NY,
Industrial Development
Agency,
due 9/01/04	1,300	1,300,000
Long Island Power
Authority, NY,
due 4/01/10	4,600	4,600,000
Long Island Power
Authority, NY,
due 4/01/25	1,000	1,000,000
Long Island Power
Authority, NY,
due 12/01/29	25,000	25,000,000
Metropolitan Transit
Authority, NY,
due 11/15/18	6,885	6,885,000
Metropolitan Transit
Authority, NY,
due 11/01/22	15,300	15,300,000
Metropolitan Transit
Authority, NY,
due 7/01/23	10,000	10,000,000
Metropolitan Transit
Authority, NY,
due 11/15/25	14,000	14,000,000
Metropolitan Transit
Authority, NY,
due 11/01/26	19,600	19,600,000
Metropolitan Transit
Authority, NY,
due 11/01/32	10,000	10,000,000
Municipal Securities
Trust Certificates,
due 12/01/14	1,300	1,300,000

8

Citi New York Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Municipal Securities
Trust Certificates,
due 12/02/14	$10,645	$10,645,000
Nassau County, NY,
Interim Finance
Authority,
due 11/15/22	5,000	5,000,000
New Hanover County, NC,
due 3/01/13	2,250	2,250,000
New York City, NY,
due 2/01/15	4,995	4,995,000
New York City, NY,
due 2/15/16	9,010	9,010,000
New York City, NY,
due 6/01/17	7,175	7,175,000
New York City, NY,
due 8/01/21	4,300	4,300,000
New York City, NY,
due 6/01/22	2,000	2,000,000
New York City, NY,
Housing Development,
due 1/15/19	500	500,000
New York City, NY,
Housing Development,
AMT,
due 11/15/19	4,000	4,000,000
New York City, NY,
Housing Development,
due 3/15/25	900	900,000
New York City, NY,
Housing Development,
AMT,
due 6/01/33	6,100	6,100,000
New York City, NY,
Housing Development,
due 10/15/35	26,850	26,850,000
New York City, NY,
Industrial Development
Agency, AMT,
due 12/01/17	7,300	7,300,000
New York City, NY,
Municipal Water
Authority,
due 9/15/08	9,300	9,300,000
New York City, NY,
Municipal Water
Authority,
due 6/15/18	4,250	4,250,000
New York City, NY,
Municipal Water
Authority,
due 6/15/21	10,660	10,660,000
New York City, NY,
Municipal Water
Authority,
due 6/15/24	12,500	12,500,000
New York City, NY,
Municipal Water
Authority,
due 6/15/31	6,840	6,840,000
New York City, NY,
Municipal Water
Authority,
due 6/15/33	5,000	5,000,000
New York City, NY,
Municipal Water
Authority,
due 6/15/33	13,000	13,000,000
New York City, NY,
Trust For Cultural
Resources,
due 7/01/29	1,100	1,100,000
New York City, NY,
Transitional Finance
Authority Revenue,
due 8/01/22	18,620	18,620,000
New York City, NY,
Transitional Finance
Authority Revenue,
due 11/01/22	1,100	1,100,000
New York City, NY,
Transitional Finance
Authority Revenue,
due 11/01/22	15,250	15,250,000
New York City, NY,
Transitional Finance
Authority Revenue,
due 11/01/22	20,900	20,900,000
New York City, NY,
Transitional Finance
Authority Revenue,
due 11/01/22	26,200	26,200,000
New York State
Dormitory Authority
Revenue,
due 2/01/06	3,900	3,900,000
New York State
Dormitory Authority
Revenue,
due 2/01/07	3,900	3,900,000
New York State
Dormitory Authority
Revenue,
due 2/15/07	3,100	3,100,000
New York State
Dormitory Authority
Revenue,
due 2/15/08	3,900	3,900,000
New York State
Dormitory Authority
Revenue,
due 1/15/23	5,000	5,000,000

9

Citi New York Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

New York State
Dormitory Authority
Revenue,
due 7/01/25	$2,000	$2,000,000
New York State
Dormitory Authority
Revenue,
due 7/01/25	9,800	9,800,000
New York State
Dormitory Authority
Revenue,
due 7/01/28	8,735	8,735,000
New York State
Dormitory Authority
Revenue,
due 5/15/29	10,000	10,000,000
New York State
Energy, Research &
Development,
due 10/01/29	3,800	3,800,000
New York State
Housing Finance
Agency Revenue,
due 5/15/15	2,530	2,530,000
New York State
Housing Finance
Agency Revenue,
AMT,
due 5/01/29	2,600	2,600,000
New York State
Housing Finance
Agency Revenue,
due 5/15/30	10,000	10,000,000
New York State
Housing Finance
Agency Revenue,
AMT,
due 11/15/31	11,400	11,400,000
New York State
Housing Finance
Agency Revenue,
AMT,
due 11/15/31	16,600	16,600,000
New York State
Housing Finance
Agency Revenue,
AMT,
due 11/01/34	4,000	4,000,000
New York State
Housing Finance
Agency Revenue,
AMT,
due 11/01/35	25,000	25,000,000
New York State
Housing Finance
Agency Revenue,
AMT,
due 11/01/35	30,300	30,300,000
New York State
Local Government
Assistance Corp.,
due 4/01/22	22,760	22,760,000
New York State
Local Government
Assistance Corp.,
due 4/01/25	8,505	8,505,000
New York State
Mortgage Agency,
AMT,
due 10/01/30	9,963	9,963,000
New York State
Thruway Authority,
due 10/01/08	11,495	11,495,000
New York State
Thruway Authority,
due 7/01/27	5,000	5,000,000
New York State
Urban Development
Corp.,
due 1/01/29	3,170	3,170,000
Orange County, FL,
Housing Finance
Authority,
due 6/01/25	2,250	2,250,000
Puerto Rico
Commonwealth,
due 7/01/15	4,500	4,500,000
Puerto Rico
Commonwealth,
due 7/01/19	11,095	11,095,000
Puerto Rico
Commonwealth,
due 7/01/21	13,385	13,385,000
Puerto Rico
Commonwealth,
due 7/01/23	2,000	2,000,000
Puerto Rico
Commonwealth,
due 7/01/24	8,145	8,145,000
Puerto Rico
Commonwealth
Highway Transportation,
due 1/01/10	2,000	2,000,000
Puerto Rico
Commonwealth
Highway Transportation,
due 7/01/14	7,700	7,700,000
Puerto Rico
Commonwealth
Highway Transportation,
due 7/01/28	800	800,000

10

Citi New York Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Puerto Rico
Commonwealth
Infrastructure,
due 7/01/07	$2,200	$2,200,000
Puerto Rico
Commonwealth
Infrastructure,
due 7/01/27	10,000	10,000,000
Puerto Rico
Commonwealth
Infrastructure,
due 7/01/28	7,320	7,320,000
Puerto Rico
Commonwealth
Infrastructure,
due 10/01/32	2,500	2,500,000
Puerto Rico
Electric Power
Authority,
due 7/01/15	5,195	5,195,000
Puerto Rico
Electric Power
Authority,
due 7/01/22	21,100	21,100,000
Puerto Rico
Electric Power
Authority,
due 7/01/23	7,900	7,900,000
Puerto Rico
Industrial Tourist
Educational Revenue,
due 10/01/20	1,200	1,200,000
Puerto Rico
Municipal Finance
Agency,
due 8/01/15	3,000	3,000,000
Puerto Rico
Public Buildings
Authority,
due 1/01/25	3,500	3,500,000
Puerto Rico
Public Buildings
Authority,
due 7/01/25	2,730	2,730,000
Rockland County, NY,
Industrial Development
Agency,
AMT,
due 4/01/20	4,500	4,500,000
Saint Charles Parish, LA,
Pollution Control,
due 3/01/24	1,325	1,325,000
Schenectady County, NY,
Finance Corp.,
due 6/01/09	1,270	1,270,000
Sevier County,TN,
Public Building
Authority,
due 6/01/17	565	565,000
Sevier County,TN,
Public Building
Authority,
due 6/01/19	3,000	3,000,000
Sevier County,TN,
Public Building
Authority,
due 6/01/27	2,365	2,365,000
South Carolina
Jobs Economic
Development,
AMT,
due 6/01/15	1,000	1,000,000
Southeast, NY,
Industrial Development
Agency,
AMT,
due 12/01/12	2,000	2,000,000
Suffolk County, NY,
Industrial Development
Agency,
AMT,
due 12/01/07	2,360	2,360,000
Suffolk County, NY,
Industrial Development
Agency,
AMT,
due 12/01/20	3,400	3,400,000
Triborough Bridge and
Tunnel Authority, NY,
due 1/01/12	6,000	6,000,000
Triborough Bridge and
Tunnel Authority, NY,
due 11/15/18	11,600	11,600,000
University of Puerto Rico,
University Revenue,
due 6/01/25	1,475	1,475,000

		794,176,000

Total Investments,
at Amortized Cost	99.5%	1,301,875,689
Other Assets,
Less Liabilities	0.5	7,143,986

Net Assets	100.0%	$1,309,019,675

AMT — Subject to Alternative Minimum Tax
*	Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

11

Citi New York Tax Free Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2003 (Unaudited)

Assets:
Investments, at amortized cost (Note 1A)	$1,301,875,689
Cash	451,760
Interest receivable	7,262,591
Receivable for shares of beneficial interest sold	1,334,024

Total assets	1,310,924,064

Liabilities:
Dividends payable	592,609
Payable for shares of beneficial interest repurchased	555,202
Management fees payable (Note 3)	370,213
Distribution/Service fees payable (Note 4)	248,477
Accrued expenses and other liabilities	137,888

Total liabilities	1,904,389

Net Assets for 1,309,019,233 shares of beneficial interest	$1,309,019,675

Net Assets Consist of:
Paid-in capital	$1,309,019,233
Accumulated net realized gain on investments	442

Total	$1,309,019,675

Net Asset Value, Offering Price and Redemption Price	$1.00

See notes to financial statements

12

Citi New York Tax Free Reserves
S T A T E M E N T   O F   O P E R A T I O N S

For the Six Months Ended February 28, 2003 (Unaudited)

Interest Income (Note 1B):		$9,396,981
Expenses:
Management fees (Note 3)	$2,934,490
Distribution/Service fees (Note 4)	1,630,272
Transfer agent fees	56,943
Shareholder reports	51,327
Custody and fund accounting fees	46,110
Legal fees	38,913
Audit fees	15,250
Blue sky fees	13,065
Trustees’ fees	7,072
Miscellaneous	26,701

Total expenses	4,820,143
Less: aggregate amount waived by the Manager (Note 3)	(532,478)

Net expenses		4,287,665

Net investment income		5,109,316
Net Realized Gain on Investments		442

Net Increase in Net Assets Resulting from Operations		$5,109,758

See notes to financial statements

13

Citi New York Tax Free Reserves
S T A T E M E N TS   O F   C H A N G E S   I N   N E T    A S S E T S

	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002

Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,109,316	$15,157,081
Net realized gain on investments	442	33,394

Net increase in net assets resulting from operations	5,109,758	15,190,475

From Investment Activities:
Net investment income, declared as dividends
to shareholders (Note 2):
Net investment income	(5,109,316)	(15,157,081)
Net realized gain	(20,450)	—

Decrease in net assets from distributions to shareholders	(5,129,766)	(15,157,081)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	643,800,834	1,319,231,448
Net asset value of shares issued to shareholders
from reinvestment of dividends	1,443,522	5,266,951
Cost of shares repurchased	(676,881,177)	(1,381,637,218)

Net decrease in net assets resulting from
transactions in shares of beneficial interest	(31,636,821)	(57,138,819)

Net Decrease in Net Assets	(31,656,829)	(57,105,425)

Net Assets:
Beginning of year	1,340,676,504	1,397,781,929

End of year	$1,309,019,675	$1,340,676,504

See notes to financial statements

14

Citi New York Tax Free Reserves
F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 28, 2003
	(Unaudited)		2002	2001	2000	1999	1998

Net Asset Value,
beginning of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00386		0.01080	0.02905	0.03156	0.02572	0.02991
Dividends from net
investment income	(0.00386)		(0.01080)	(0.02905)	(0.03156)	(0.02572)	(0.02991)

Net Asset Value, end of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000’s omitted)	$1,309,020		$1,340,677	$1,397,782	$1,267,712	$1,181,524	$1,094,732
Ratio of expenses to
average net assets	0.65%	*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment
income to average
net assets	0.77%	*	1.08%	2.88%	3.16%	2.56%	2.99%
Total return	0.39%	**	1.09%	2.94%	3.20%	2.60%	3.03%

Note: If agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the years indicated and the expenses were not reduced for fees paid indirectly, the net investment income per share and ratios would have been as follows:

Net investment income
per share	$0.00344		$0.00959	$0.02707	$0.02963	$0.02391	$0.02791
Ratios:
Expenses to average
net assets	0.73%	*	0.77%	0.85%	0.84%	0.84%	0.85%
Net investment income to
average net assets	0.69%	*	0.96%	2.68%	2.97%	2.38%	2.79%

*	Annualized
**	Not Annualized

See notes to financial statements

15

Citi New York Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Citi New York Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”) which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund was formerly a separate non-diversified series of CitiFunds Multi-State Tax Free Trust. The Investment Manager of the Fund is Citi Fund Management Inc. (the “Manager”). Salomon Smith Barney Inc. is the Fund’s Distributor. Effective April 7, 2003, Salomon Smith Barney Inc.’s legal name will change to Citigroup Global Markets Inc. (“CGM”). Citicorp Trust Bank, fsb, (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as specified under the Investment Company Act of 1940.

     B. Interest Income Interest income consists of interest accrued less the amortization of any premium on the investments of the Fund.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

16

Citi New York Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

     E. Fees Paid Indirectly The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

3. Management Fees The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.45% of the Funds’ average daily net assets. The management fee amounted to $2,934,490 of which $532,478 was voluntarily waived for the six months ended February 28, 2003.

     The Trust pays no compensation directly to any Trustee or any officer who is affil-iated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the service plan allows the Fund to pay a monthly fee not to exceed 0.25% of the average daily net assets represented by Class N shares. The distribution fees for Class N amounted to $1,630,272 for the six months ended February 28, 2003.

     These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

17

Citi New York Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. Investment Transactions Purchases, and maturities and sales, of money market instruments aggregated $1,563,510,758 and $1,612,516,252, respectively, for the six months ended February 28, 2003.

7.Federal Income Tax Basis of Investment Securities The cost of investment securities owned at February 28, 2003, for federal income tax purposes, amounted to $1,301,875,689.

8.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

18

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Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Chairman, President
and Chief Executive Officer
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice-President and
Chief Administrative Officer
Lewis E. Daidone*

Controller
Frances M. Guggino*

* Affiliated Person of the Manager

Investment Manager
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street,
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street,
Boston, MA 02110

This report is prepared for the information of shareholders of Citi New York Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi New York Tax Free Reserves.

© 2003 Citicorp	Printed on recycled paper	Citigroup Global Markets Inc. CFS/NYR/203 03-4651

CitiSM
California
Tax Free Reserves

SEMI-ANNUAL REPORT FEBRUARY 28, 2003

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E   O F   C O N T E N T S

Citi California Tax Free Reserves

Letter From the Chairman	1

Manager Overview	2

Fund Facts	5

Fund Performance	6

Portfolio of Investments	7

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Financial Highlights	13

Notes to Financial Statements	14

L E T T E R  F R O M  T H E  C H A I R M A N

R. Jay Gerken Chairman, President and Chief Executive Officer

Dear Shareholder,

Over the past year, investors flocked to the relative safe haven of money market funds, driven by a pervasive sense of gloom over the continuing bear market in equities, the weakening global economy, and impending war in Iraq. As U.S. economic growth faltered, short-term interest rates fell dramatically, with money market yields dropping to 41-year lows.

Yet no matter what the future holds, there are several things you can do now to best position your investment portfolio for whatever comes next.

  First and foremost, you should talk with your financial adviser, who will work with you to find the best solutions for your individual investing needs.
  Secondly, now is a great time to review your investment plan. Every successful investment strategy begins with a plan, so whether you already have one or not, times like these provide the perfect opportunity to make sure your portfolio is on track. Even if your long-term goals haven’t changed, your financial adviser can help you to decide what you can do now to achieve them in the ever-changing market.

As always, thank you for your confidence in our investment management teams. Thank you especially for sticking with us through this very difficult bear market. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

Sincerely,

R. Jay Gerken
Chairman, President
and Chief Executive Officer

March 10, 2003

1

M A N A G E R   O V E R V I E W

CHARLES K. BARDES Portfolio Manager

Performance Review

As of February 28, 2003, the seven-day current yield for CitiSM California Tax Free Reserves (“Fund”) was 0.55% and its seven-day effective yield, which reflects compounding, was 0.56%. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Please note a portion of the Fund’s income may be subject to the Alternative Minimum Tax (“AMT”). Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Municipal Bond Market Review

Tax-exempt money market funds continued to enjoy a surge in demand during the six-month period in spite of low nominal yields. Amidst uneven prospects about the economic recovery, heightened concerns about terrorism and war, and volatility in the embattled stock markets, investors poured cash into the shorter-end of the yield curve.i Mostly due to an abundance of supply, tax-exempt yields stayed favorable versus their taxable counterparts. Issuance of money market municipals exceeded $70 billion, the highest dollar amount on record. During the month of October, the state of California came to market with a record $12 billion in short term notes and variable rates. The notes were mainly used to repay the costs the State incurred in purchasing electrical power during the 2001 crisis.

Fed Actions

In November, Federal Reserve (“Fed”) policy makers lowered the federal funds rate (“fed funds rate”)ii a larger-than-expected half a percentage point to 1.25%. The Fed also changed its bias again, stating that the risks between weakness and inflation in the economy “are balanced.” The lowering of the fed funds rate did little to reassure investors that the economy would begin to exhibit a modest pace of growth in 2003. Additionally, the general lack of confidence in equities persisted, resulting in negative returns for the stock market for the third consecutive year. With tax-exempt rates hovering at the same levels as those for overnight repos,iii taxable accounts cannibalized the Variable Rate Demand Notes (“VRDN”)iv market, buying up any available supply. Tax-exempt money funds found themselves scrambling for bonds. Concerned about being saddled with excess inventory across the year-end, remar-keting agents were not overly anxious to adjust rates on VRDNs lower, despite stronger demand for VRDNs from both taxable and tax-exempt buyers.

Money Market Funds on the Rise

At the start of the New Year, short-term interest rates fell due to technical factors arising from the “January effect.” (The so-called “January effect” describes a temporary increase in the demand for money market instruments caused by an influx of

2

cash from maturing bonds and coupon interest, chasing a dearth of supply.) The Bond Market Association Municipal Swap Index, a benchmark for tax-exempt rates, was set to a historical low of 0.95% on January 8th. Nevertheless, many money funds continued to see subscriptions rise, as uncertainty surrounding the economic landscape led many investors to park a portion of their assets in less volatile instruments such as U.S. Treasuries and money funds. The Fed’s January Beige Bookv confirmed the constraints binding the economy: excluding the housing market, business and consumer spending remained historically weak. February was a slower month for tax-exempt money markets, yet rates on VRDNs remained in a narrow band. Investors, apparently content with keeping their assets in cash-equivalent instruments for the time being, focused on the news regarding geopolitical concerns and the domestic economic forecast.

California Bond Market Update

The state of California is currently rated “A1” by Moody’s Investors Service, which has a negative outlook assigned to its rating, and is currently rated “A” by Standard & Poor’s Ratings Service, which downgraded both California’s long- and short-term ratings in December of 2002 and has a stable outlook on its rating.vi

California’s deficit, as reported by Governor Gray Davis, has ballooned to nearly $35 billion on total revenue of $100 billion. If the governor’s forecast is correct, Califor-nia’s budget gap will account for at least 40% of the State’s total budget shortfall in fiscal 2004.

California was arguably harder hit than any other state by the bear market, as demonstrated by the decline in personal income tax revenues that fell by 25% last year. Also contributing to the state’s deficit was the $6 billion that it spent to purchase power during last year’s energy crisis.

In an effort to help close California’s budget gap, the governor is recommending an increase in the sales tax from 5.0% to 6.0%, higher brackets for upper-income taxpayers, an increase in the cigarette tax and steep budget cuts. However, the budget must be passed by a two-thirds vote of the Legislature, and Republicans are vowing to fight any increase in taxes.

California’s budget crisis has even called into question the tenure of Governor Davis himself. Earlier this year, there was a move by some to recall the governor, although that would require a vote of the electorate this coming fall, which would cost a considerable sum.

The job market in California has also suffered from the current economic malaise. The State’s 6.9% unemployment rate for December compared unfavorably with the national rate of 6.0%.

Strategy for the Near Term

Many market pundits believe that the Fed could further reduce rates in the near future if the economy doesn’t improve soon. We believe the consensus forecast is that an economic recovery will not take shape until the fourth quarter of 2003 or the first quarter of 2004. For the weeks and months ahead, our strategy for the Fund is to continue to invest assets in securities that we believe are among the highest quality available to money market funds.

3

Thank you for your investment in CitiSM California Tax Free Reserves. We look forward to continuing to help you meet your investment objectives.

Sincerely,

Charles K. Bardes
Portfolio Manager

March 10, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of February 28, 2003 and are subject to change. Please refer to pages 7 through 9 for a list and percentage breakdown of the Fund’s holdings.

i	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
ii	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate often points to the direction of U.S. interest rates.
iii	A repo is a form of short term borrowing for dealers in government securities.The dealer sells the government securities to investors usually on an overnight basis and buys them back the following day.
iv	VRDNs are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.
v	The Fed’s Summary of Commentary on Current Economic Conditions by Federal Reserve District, commonly known as the Beige Book. This report is published eight times per year. Each Federal Reserve Bank gathers anecdotal information on current economic conditions in its District through reports from Bank and Branch directors and interviews with key business contacts, economists, market experts, and other sources.The Beige Book summarizes this information by District and sector.
vi	Moody’s Investors Service and Standard & Poor’s Ratings Service are two nationally recognized credit rating agencies.

4

F U N D   F A C T S

Fund Objective
To provide its shareholders with high levels of current income exempt from both federal and California personal income taxes*, preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
March 10, 1992	Distributed annually, if any

Net Assets as of 2/28/03	Benchmark**
$346.7 million	Lipper California Tax Exempt Money Market Funds Average iMoneyNet, Inc. California Tax Free Money Market Funds Average

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.
**	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.
Citi is a service mark of Citicorp.

5

F U N D   P E R F O R M A N C E

Total Returns

All Periods Ending February 28, 2003 (Unaudited)	Six Months**	One Year	Five Years*	Ten Years*

Citi California Tax Free Reserves Class N	0.39%	0.84%	2.19%	2.55%
Lipper California Tax Exempt
Money Market Funds Average	0.39%	0.85%	2.17%	2.47%
iMoneyNet, Inc. California Tax Free
Money Market Funds Average	0.36%	0.80%	2.15%	2.44%

* Average Annual Total Return
** Not Annualized

7-Day Yields
Annualized Current	0.55%
Effective	0.56%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Comparison of 7-Day Yields for Citi California Tax Free Reserves Class N vs. iMoneyNet, Inc. California Tax Free Money Market Funds Average

As illustrated, Citi California Tax Free Reserves generally provided a similar annualized seven-day yield to that of the iMoneyNet, Inc. California Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results.Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

6

Citi California Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Annual and Semi-Annual Tender Revenue Bonds and Notes (Puts) — 1.5%

California School
Cash Reserve
Program Authority,
3.00% due 7/03/03	$5,000	$5,021,860

Bond, Revenue,Tax,Tax and Revenue Anticipation Notes and General Obligation Bonds and Notes — 22.4%

Iowa Higher Education
Loan Authority
RANs,
3.25% due 5/23/03	2,100	2,103,407
Los Angeles County, CA,
TRANs,
3.00% due 6/30/03	17,500	17,576,320
Montebello, CA,
TRANs,
2.50% due 6/30/03	4,600	4,612,091
Mount Diablo, CA,
Unified School District,
TRANs,
2.50% due 11/25/03	15,000	15,122,240
New Haven, CA,
Unified School District,
TRANs,
2.75% due 7/01/03	5,000	5,017,769
Puerto Rico
Commonwealth,
TRANs,
2.50% due 7/30/03	8,200	8,236,579
Sacramento County, CA,
TRANs,
3.00% due 8/01/03	5,000	5,034,239
San Bernardino
County, CA,
TRANs,
3.00% due 7/01/03	10,000	10,042,674
San Diego, CA,
County & School
District Note,
TRANs,
3.00% due 6/30/03	10,000	10,043,285

		77,788,604

Variable Rate Demand Notes* — 75.7%

ABN-Amro Municipal
Trust Receipts,
due 7/05/06	2,000	2,000,000
ABN-Amro Municipal
Trust Receipts,
due 5/06/07	1,000	1,000,000
Bay Area Toll
Authority, CA,
Toll Bridge Revenue,
due 4/01/36	16,700	16,700,000
California Educational
Facility Authority
Revenue,
due 11/01/29	3,000	3,000,000
California Housing
Finance Agency
Revenue,
AMT,
due 2/01/32	3,000	3,000,000
California Housing
Finance Agency
Revenue,
AMT,
due 8/01/32	2,100	2,100,000
California Housing
Finance Agency
Revenue,
AMT,
due 2/01/33	9,325	9,325,000
California Infrastructure
& Economic
Development Bank,
due 3/03/03	2,500	2,500,000
California State
Department
Water Reserves,
due 5/01/22	8,500	8,500,000
California Statewide
Community
Development,
due 12/01/18	1,500	1,500,000
California Statewide
Community
Development,
due 12/01/22	2,550	2,550,000
California Statewide
Community
Development,
due 11/15/28	9,545	9,545,000
California Statewide
Community
Development,
AMT,
due 6/01/24	3,450	3,450,000
California Statewide
Community
Development,
due 9/01/29	4,150	4,150,000
California Statewide
Community
Development,
AMT,
due 12/01/33	5,800	5,800,000

7

Citi California Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

California Statewide
Community
Development,
AMT,
due 2/15/36	$3,000	$3,000,000
Gordon County, GA,
Development Authority,
AMT,
due 9/01/17	1,000	1,000,000
Huntington Beach, CA,
Multi-Family Housing,
due 6/15/20	3,000	3,000,000
Kern County, CA,
High School District,
due 2/01/13	3,800	3,800,000
Lancaster, CA,
Redevelopment Agency
Multi-Family Housing,
due 12/01/31	3,000	3,000,000
Lancaster, CA,
Redevelopment Agency
Multi-Family Housing,
due 12/15/31	10,330	10,330,000
Livermore, CA,
Multi-Family Revenue,
due 7/15/18	100	100,000
Livermore, CA,
Redevelopment Agency
Multi-Family Housing,
AMT,
due 11/01/40	5,000	5,000,000
Los Angeles, CA,
Wastewater System
Revenue,
due 12/01/031	4,000	4,000,000
Los Angeles, CA,
Community College,
due 8/01/17	8,135	8,135,000
Los Angeles, CA,
Water & Power
Revenue,
due 7/01/34	5,700	5,700,000
Los Angeles, CA,
Water & Power
Revenue,
due 7/01/35	15,000	15,000,000
Metropolitan Water
District, Southern
California,
due 7/01/28	4,800	4,800,000
Modesto, CA,
High School District,
due 8/01/18	1,000	1,000,000
Municipal Securities
Trust Certificates,
due 8/01/03	1,200	1,200,000
Orange County, CA,
Apartment
Development,
due 12/01/22	5,300	5,300,000
Orange County, CA,
Apartment
Development,
due 12/01/29	3,600	3,600,000
Orange County, CA,
Improvement Bonds
Act of 1915,
due 9/02/18	4,500	4,500,000
Orange County, CA,
Improvement Bonds
Act of 1915,
due 9/02/33	1,000	1,000,000
Orange County, CA,
Recovery Certificates,
due 7/01/19	8,995	8,995,000
Otay, CA,
Water Distribution
Certificates,
due 9/01/26	3,400	3,400,000
Puerto Rico
Commonwealth,
due 7/01/29	1,195	1,195,000
Puerto Rico
Commonwealth
Highway Transportation
due 7/01/27	6,515	6,515,000
Puerto Rico
Commonwealth
Infrastructure,
due 10/01/32	5,000	5,000,000
Puerto Rico
Industrial Tourist
Educational Revenue,
due 7/01/33	9,320	9,320,000
Puerto Rico
Electric Power
Authority,
due 7/01/17	6,795	6,795,000
Puerto Rico
Electric Power
Authority,
due 7/01/23	10,200	10,200,000
Puerto Rico
Municipal Financial
Agency,
due 8/01/12	7,455	7,455,000
Puerto Rico
Public Buildings
Authority,
due 7/01/25	3,100	3,100,000

8

Citi California Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Puerto Rico
Public Finance,
due 6/01/12	$7,015	$7,015,000
Sacramento County, CA,
City Financing
Authority,
due 5/01/16	4,800	4,800,000
Sacramento County, CA,
Unified School District,
due 7/01/31	3,100	3,100,000
San Diego County, CA,
Certificate Partnership,
due 1/01/23	1,500	1,500,000
San Francisco, CA,
City & County,
AMT,
due 5/01/24	4,800	4,800,000
Simi Valley, CA,
Multi-Family Housing,
due 7/01/23	2,400	2,400,000
Turlock, CA,
IRR Distribution
Certificate,
due 6/01/31	2,000	2,000,000
University of Puerto Rico
Revenue,
due 6/01/25	4,000	4,000,000
Vacaville, CA,
Multi-Family Housing,
due 5/15/29	9,600	9,600,000
Westminster, CA,
Redevelopment Tax
Allocation,
due 8/01/27	2,695	2,695,000

		262,470,000

Total Investments,
at Amortized Cost	99.6%	345,280,464
Other Assets,
Less Liabilities	0.4	1,441,408

Net Assets	100.0%	$346,721,872

AMT — Subject to Alternative Minimum Tax
*	Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

9

Citi California Tax Free Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2003 (Unaudited)

Assets:
Investments, at amortized cost (Note 1A)	345,280,464
Cash	92,768
Interest receivable	1,707,909
Receivable for shares of beneficial interest sold	37,800

Total assets	347,118,941

Liabilities:
Dividends payable	134,347
Management fees payable (Note 3)	69,011
Distribution/Service fees payable (Note 4)	61,007
Payable for shares of beneficial interest repurchased	16,239
Accrued expenses and other liabilities	116,465

Total liabilities	397,069

Net Assets for 346,721,872 shares of beneficial interest outstanding	$346,721,872

Net Assets Consist of:
Paid-in capital	$346,721,872

Net Asset Value, Offering Price and Redemption Price Per Share	$1.00

See notes to financial statements

10

Citi California Tax Free Reserves
S T A T E M E N T   O F   O P E R A T I O N S

For the Six Months Ended February 28, 2003 (Unaudited)

Interest Income (Note 1B)		$2,047,563
Expenses:
Management fees (Note 3)	$660,043
Distribution/Service fees (Note 4)	366,691
Legal fees	38,794
Transfer agent fees	29,013
Custody and fund accounting fees	27,148
Blue sky fees	23,609
Shareholder reports	16,079
Audit fees	11,250
Registration fees	4,764
Trustees’ fees	1,764
Miscellaneous	14,993

Total expenses	1,194,148
Less: aggregate amount waived by the Manager (Note 3)	(226,935)
Less: fees paid indirectly (Note 1E)	(15)

Net expenses		967,198

Net investment income		1,080,365

Net Increase in Net Assets Resulting from Operations		$1,080,365

See notes to financial statements

11

Citi California Tax Free Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T    A S S E T S

	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002

Increase in Net Assets from Operations:
Net investment income	$1,080,365	$3,311,985
Net realized gain on investments	—	167,810

Net increase in net assets resulting from operations	1,080,365	3,479,795

Dividends to Shareholders from:
Net investment income	(1,080,365)	(3,311,985)
Net realized gains	(74,741)	—

Decrease in net assets from distributions to shareholders	(1,155,106)	(3,311,985)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Proceeds from sale of shares	219,800,954	333,625,618
Net asset value of shares issued to shareholders
from reinvestment of dividends	110,975	465,902
Cost of shares repurchased	(168,062,156)	(339,913,764)

Net increase (decrease) in net assets from transactions
in shares of beneficial interest	51,849,773	(5,822,244)

Net Increase (Decrease) in Net Assets	51,775,032	(5,654,434)

Net Assets:
Beginning of year	294,946,840	300,601,274

End of year	$346,721,872	$294,946,840

See notes to financial statements

12

Citi California Tax Free Reserves
F I N A N C I A L   H I G H L I G H T S

	Six Months Ended		Year Ended August 31,
	February 28, 2003
	(Unaudited)		2002	2001	2000	1999	1998

Net Asset Value,
beginning of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00388		0.01046	0.02588	0.02907	0.02473	0.02928
Less dividends from net
investment income	(0.00388)		(0.01046)	(0.02588)	(0.02907)	(0.02473)	(0.02928)

Net Asset Value, end of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000’s omitted)	$346,722		$294,947	$300,601	$313,292	$306,033	$285,628
Ratio of expenses to average
net assets	0.65%	*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of expenses to average net
assets after fees paid indirectly	0.65%	*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income
to average net assets	0.73%	*	1.04%	2.57%	2.90%	2.47%	2.92%
Total return	0.39%	**	1.05%	2.62%	2.95%	2.50%	2.97%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund the years indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income
per share	$0.00301		$0.00861	$0.02295	$0.02680	$0.02243	$0.02687
Ratios:
Expenses to average net assets	0.81%	*	0.82%	0.92%	0.88%	0.88%	0.90%
Net investment income to
average net assets	0.57%	*	0.87%	2.30%	2.67%	2.24%	2.67%

*	Annualized
**	Not Annualized

See notes to financial statements

13

Citi California Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Citi California Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”), which is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund was formerly a separate non-diversified series of CitiFunds Multi-State Tax Free Trust. The Investment Manager of the Fund is Citi Fund Management Inc. (the “Manager”). Salomon Smith Barney Inc. is the Fund’s Distributor. Effective April 7, 2003, Salomon Smith Barney Inc.’s legal name will change to Citigroup Global Markets Inc. (“CGM”). Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as specified under the Investment Company Act of 1940.

     B. Interest Income Interest income consists of interest accrued, and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary.

     Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Administrator. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

14

Citi California Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

     E. Fees Paid Indirectly The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

3. Management Fees The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.45% of the Funds’ average daily net assets. The management fee amounted to $660,043, of which $226,935 was voluntarily waived for the six months ended February 28, 2003. The Trust pays no compensation directly to any Trustee or any officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Trust adopted a Service Plan pursuant to Rule l2b-1 under the Investment Company Act of 1940, as amended. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.25% of the average daily net assets represented by Class N shares. The distribution fees amounted to $366,691 for the six months ended February 28, 2003. These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

15

Citi California Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

6. Investment Transactions Purchases, and maturities and sales of money market instruments aggregated $392,834,252 and $341,356,000, respectively, for the six months ended February 28, 2003.

7. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at February 28, 2003 for federal income tax purposes, amounted to $345,280,464.

8.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

16

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Chairman, President
and Chief Executive Officer
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice-President and
Chief Administrative Officer
Lewis E. Daidone*

Controller
Frances M. Guggino*

* Affiliated Person of Investment Manager

Investment Manager
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street,
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street,
Boston, MA 02110

This report is prepared for the information of shareholders of Citi California Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi California Tax Free Reserves.

© 2003 Citicorp	Printed on recycled paper	Citigroup Global Markets Inc. CFS/RCA/203 03-4648

CitiSM
Connecticut
Tax Free Reserves

SEMI-ANNUAL REPORT FEBRUARY 28, 2003

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

T A B L E   O F   C O N T E N T S

Citi Connecticut Tax Free Reserves

Letter From the Chairman	1

Manager Overview	2

Fund Facts	5

Fund Performance	6

Portfolio of Investments	7

Statement of Assets and Liabilities	9

Statement of Operations	10

Statements of Changes in Net Assets	11

Financial Highlights	12

Notes to Financial Statements	14

L E T T E R   F R O M  T H E   C H A I R M A N

R. Jay Gerken Chairman, President and Chief Executive Officer

Dear Shareholder,

Over the past year, investors flocked to the relative safe haven of money market funds, driven by a pervasive sense of gloom over the continuing bear market in equities, the weakening global economy, and impending war in Iraq. As U.S. economic growth faltered, short-term interest rates fell dramatically, with money market yields dropping to 41-year lows.

Yet no matter what the future holds, there are several things you can do now to best position your investment portfolio for whatever comes next.

  First and foremost, you should talk with your financial adviser, who will work with you to find the best solutions for your individual investing needs.
  Secondly, now is a great time to review your investment plan. Every successful investment strategy begins with a plan, so whether you already have one or not, times like these provide the perfect opportunity to make sure your portfolio is on track. Even if your long-term goals haven’t changed, your financial adviser can help you to decide what you can do now to achieve them in the ever-changing market.

As always, thank you for your confidence in our investment management teams. Thank you especially for sticking with us through this very difficult bear market. Please read on to learn more about your Fund’s performance and the Manager’s strategy.

Sincerely,

R. Jay Gerken
Chairman, President
and Chief Executive Officer

March 10, 2003

1

M A N A G E R  O V E R V I E W

CHARLES K. BARDES Portfolio Manager

Performance Review

As of February 28, 2003, the seven-day current yield for CitiSM Connecticut Tax Free Reserves (“Fund”) was 0.50% and its seven-day effective yield, which reflects compounding, was also 0.50%. These numbers are the same due to the effects of rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Please note a portion of the Fund’s income may be subject to the Alternative Minimum Tax (“AMT”). Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Municipal Bond Market Review

Tax-exempt money market funds continued to enjoy a surge in demand during the six-month period in spite of low nominal yields. Amidst uneven prospects about the economic recovery, heightened concerns about terrorism and war, and volatility in the embattled stock markets, investors poured cash into the shorter-end of the yield curve.i Mostly due to an abundance of supply, tax-exempt yields stayed favorable versus their taxable counterparts. Issuance of money market municipals exceeded $70 billion, the highest dollar amount on record. During the month of October, the state of California came to market with a record $12 billion in short term notes and variable rates. The notes were mainly used to repay the costs the State incurred in purchasing electrical power during the 2001 crisis.

Fed Actions

In November, Federal Reserve (“Fed”) policy makers lowered the federal funds rate (“fed funds rate”)ii a larger-than-expected half a percentage point to 1.25%. The Fed also changed its bias again, stating that the risks between weakness and inflation in the economy “are balanced.” The lowering of the fed funds rate did little to reassure investors that the economy would begin to exhibit a modest pace of growth in 2003. Additionally, the general lack of confidence in equities persisted, resulting in negative returns for the stock market for the third consecutive year. With tax-exempt rates hovering at the same levels as those for overnight repos,iii taxable accounts cannibalized the Variable Rate Demand Notes (“VRDN”)iv market, buying up any available supply. Tax-exempt money funds found themselves scrambling for bonds. Concerned about being saddled with excess inventory across the year-end, remar-keting agents were not overly anxious to adjust rates on VRDNs lower, despite stronger demand for VRDNs from both taxable and tax-exempt buyers.

2

Money Market Funds on the Rise

At the start of the New Year, short-term interest rates fell due to technical factors arising from the “January effect.” (The so-called “January effect” describes a temporary increase in the demand for money market instruments caused by an influx of cash from maturing bonds and coupon interest, chasing a dearth of supply.) The Bond Market Association Municipal Swap Index, a benchmark for tax-exempt rates, was set to a historical low of 0.95% on January 8th. Nevertheless, many money funds continued to see subscriptions rise, as uncertainty surrounding the economic landscape led many investors to park a portion of their assets in less volatile instruments such as U.S. Treasuries and money funds. The Fed’s January Beige Bookv confirmed the constraints binding the economy: excluding the housing market, business and consumer spending remained historically weak. February was a slower month for tax-exempt money markets, yet rates on VRDNs remained in a narrow band. Investors, apparently content with keeping their assets in cash-equivalent instruments for the time being, focused on the news regarding geopolitical concerns and the domestic economic forecast.

Connecticut Bond Market Update

The state of Connecticut is currently rated “Aa2” by Moody’s Investors Service, which has a negative outlook assigned to its rating and put the State on credit watch for possible downgrade in February. The state of Connecticut is currently rated “AA” by Standard & Poor’s Ratings Service, which also has a negative outlook on its rating.vi

The wealthiest state in the nation as measured by per-capita income, Connecticut is suffering from the decline of personal income taxes related to capital gains and the exercise of stock options. Last year, Connecticut state tax revenue fell by 9%, while the State had anticipated a 2% increase in its budget.

Governor Rowland recently estimated that a budget gap of $650 million for fiscal year 2003 would have to be closed, even after several rounds of budget cutting. However, the State anticipates that the deficit for fiscal 2004 will be $800 million, down from $2 billion, or 15% of revenues.

The gap-closing measures proposed by Governor Rowland include a so-called “millionaire’s tax” on the wealthy, an increase in the cigarette tax, a temporary surcharge on corporate taxes, and layoffs of 2,800 state employees. Aid to local governments in Connecticut has also been cut.

The insurance industry, which is an important source of revenue for Connecticut, continues to suffer losses related to the terrorist attacks of 2001. Connecticut’s unemployment rate in December compared very favorably to the nation’s, at 4.7% for the State compared to 6.0% for the nation as a whole.

3

Strategy for the Near Term

Many market pundits believe that the Fed could further reduce rates in the near future if the economy doesn’t improve soon. We believe the consensus forecast is that an economic recovery will not take shape until the fourth quarter of 2003 or the first quarter of 2004. For the weeks and months ahead, our strategy for the Fund is to continue to invest assets in securities that we believe are among the highest quality available to money market funds.

Thank you for your investment in CitiSM Connecticut Tax Free Reserves. We look forward to continuing to help you meet your investment objectives.

Sincerely,

Charles K. Bardes
Portfolio Manager

March 10, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of February 28, 2003 and are subject to change. Please refer to pages 7 and 8 for a list and percentage breakdown of the Fund’s holdings.

i	The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.
ii	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.The fed funds rate often points to the direction of U.S. interest rates.
iii	A repo is a form of short term borrowing for dealers in government securities.The dealer sells the government securities to investors usually on an overnight basis and buys them back the following day.
iv	VRDNs are floating rate notes whose yields are pegged to short-term interest rates and may be sold back at par to the dealer/remarketing agent.
v	The Fed’s Summary of Commentary on Current Economic Conditions by Federal Reserve District, commonly known as the Beige Book. This report is published eight times per year. Each Federal Reserve Bank gathers anecdotal information on current economic conditions in its District through reports from Bank and Branch directors and interviews with key business contacts, economists, market experts, and other sources.The Beige Book summarizes this information by District and sector.
vi	Moody’s Investors Service and Standard & Poor’s Ratings Service are two nationally recognized credit rating agencies.

4

F U N D   F A C T S

Fund Objective
To provide its shareholders with high levels of current income exempt from both federal and Connecticut personal income taxes,* preservation of capital and liquidity.

Investment Manager	Dividends
Citi Fund Management Inc.	Declared daily, paid monthly

Commencement of Operations	Capital Gains
Class N shares December 1, 1993	Distributed annually, if any

Smith Barney Connecticut	Benchmark**
Money Market Portfolio Class A shares (“Class A shares”) July 3, 2001	Lipper Connecticut Tax Exempt Money Market Funds Average iMoneyNet, Inc. Connecticut Tax Free Money Market Funds Average

Net Assets as of 2/28/03
Class N shares: $163.5 million
Class A shares: $81.1 million

*	A portion of the income may be subject to the Federal Alternative Minimum Tax (AMT). Consult your personal tax adviser.
**	The Lipper Funds Average and iMoneyNet, Inc. Funds Average reflect the performance (excluding sales charges) of mutual funds with similar objectives.
Citi is a service mark of Citicorp.

5

F U N D   P E R F O R M A N C E

Total Returns

All Periods Ended February 28, 2003 (Unaudited)	Six Months**	One Year	Five Years*	Since Inception*

Citi Connecticut Tax Free Reserves Class N	0.33%	0.79%	2.27%	2.63%#
Lipper Connecticut Tax Exempt Money
Market Funds Average	0.30%	0.66%	2.13%	2.39%†
iMoneyNet, Inc. Connecticut Tax Free
Money Market Funds Average	0.30%	0.68%	2.12%	2.38%†
Smith Barney Connecticut Money
Market Portfolio Class A	0.33%	0.79%	—	1.04%##

* Average Annual Total Return	#Commencement of Operations 12/1/93
** Not Annualized	##Commencement of Operations 7/3/01
† Since 11/30/93

7-Day Yields	Class N		Class A

Annualized Current	0.50%		0.50%
Effective	0.50%		0.50%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven-day period is assumed to be reinvested. The effective yield may be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

Note: A money market fund’s yield more closely reflects the current earnings of the fund than does the total return.

Comparison of 7-Day Yields for Citi Connecticut Tax Free Reserves Class N vs. iMoneyNet, Inc. Connecticut Tax Free Money Market Funds Average

As illustrated, Citi Connecticut Tax Free Reserves Class N provided an annualized seven-day yield comparable to that of the iMoneyNet, Inc. Connecticut Tax Free Money Market Funds Average, as published in iMoneyNet, Inc. Money Fund ReportTM, for the one-year period.

Note: Although money market funds seek to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.Yields and total returns will fluctuate and past performance is no guarantee of future results.Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund’s returns and yields would have been lower.

6

Citi Connecticut Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Bond, Revenue,Tax,Tax and Revenue Anticipation Notes and General Obligation Bonds and Notes — 24.0%

Coventry, CT, BANs,
2.00% due 12/11/03	$2,730	$2,746,726
Enfield, CT, G.O.,
5.00% due 3/01/03	1,000	1,000,000
Groton Town, CT, G.O.,
2.00% due 12/05/03	1,000	1,007,340
Madison, CT, BANs,
2.00% due 3/20/03	15,000	15,004,362
Meriden, CT, BANs,
2.50% due 8/08/03	10,000	10,046,924
Puerto Rico
Commonwealth
Tax and Revenue,
2.50% due 7/30/03	7,400	7,434,811
Southbury, CT, BANs,
2.00% due 12/15/03	3,650	3,673,253
Stamford, CT, BANs,
5.00% due 7/15/03	1,825	1,848,186
Trumbull, CT, BANs,
2.25% due 9/15/03	10,000	10,050,346
West Haven, CT, G.O.,
2.00% due 1/29/04	5,000	5,041,363

		57,853,311

Variable Rate Demand Notes* — 74.0%

Connecticut State
Development Authority
Revenue,
AMT,
due 6/01/13	3,200	3,200,000
Connecticut State
Development Authority
Revenue,
AMT,
due 7/01/15	10,840	10,840,000
Connecticut State
Health and Educational
Facilities,
due 7/01/20	8,860	8,860,000
Connecticut State
Health and Educational
Facilities,
due 7/01/22	4,100	4,100,000
Connecticut State
Health and Educational
Facilities,
due 7/01/24	12,201	12,201,000
Connecticut State
Health and Educational
Facilities,
due 7/01/29	8,100	8,100,000
Connecticut State
Health and Educational
Facilities,
due 7/01/29	12,000	12,000,000
Connecticut State
Health and Educational
Facilities,
due 7/01/30	8,230	8,230,000
Connecticut State
Health and Educational
Facilities,
due 7/01/31	13,710	13,710,000
Connecticut State
Health and Educational
Facilities,
due 7/01/33	3,400	3,400,000
Connecticut State
Health and Educational
Facilities,
due 7/01/37	5,000	5,000,000
Connecticut State
Housing Finance
Authority,
due 11/15/28	7,655	7,655,000
Connecticut State
Housing Finance
Authority,
due 5/15/18	5,000	5,000,000
Connecticut State
Housing Finance
Authority,
due 5/15/31	4,240	4,240,000
Connecticut State
Special Tax Obligation,
due 10/01/11	5,000	5,000,000
Connecticut State,
due 2/15/21	10,000	10,000,000
Metropolitan
Government
Nashville and Davidson
Counties,TN,
due 7/28/03	7,500	7,500,000
Municipal Securities Trust,
AMT,
due 3/30/15	9,000	9,000,000
North Canaan, CT,
Housing Authority
Revenue,
due 8/01/31	2,000	2,000,000
Norwalk, CT, G.O.
due 2/01/17	8,000	8,000,000
Puerto Rico
Commonwealth
Highways &
Transportation,
due 7/17/03	2,090	2,090,000

7

Citi Connecticut Tax Free Reserves
P O R T F O L I O O F I N V E S T M E N T S (Continued)	February 28, 2003
(Unaudited)

Issuer	Principal Amount (000’s omitted)	Value

Variable Rate Demand Notes* — (cont’d)

Puerto Rico
Commonwealth
Infrastructure Financing
Authority,
due 1/07/07	$100	$100,000
Puerto Rico
Commonwealth
Infrastructure Financing
Authority,
due 10/01/32	1,700	1,700,000
Puerto Rico
Commonwealth
Infrastructure Financing
Authority,
due 7/01/07	800	800,000
Puerto Rico
Electrical Power
Authority,
1.25% due 7/01/15	1,800	1,800,000
Puerto Rico
Electrical Power
Authority,
1.25% due 7/01/17	1,200	1,200,000
Puerto Rico
Electrical Power
Authority,
due 7/01/22	1,000	1,000,000
Puerto Rico
Government
Development Bank,
due 12/01/15	7,400	7,400,000
Puerto Rico Industrial
Tourist Educational
Medical & Environmental
Control Authority,
due 12/01/30	4,400	4,400,000
Puerto Rico
Public Finance Corp.,
due 6/01/26	1,705	1,705,000
University, CT,
Revenue,
due 11/15/25	9,935	9,935,000

		180,166,000

Total Investments,
at Amortized Cost	97.0%	238,019,311
Other Assets,
Less Liabilities	3.0	6,565,101

Net Assets	100.0%	$244,584,412

AMT — Subject to Alternative Minimum Tax
*	Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

8

Citi Connecticut Tax Free Reserves
S T A T E M E N T   O F   A S S E T S   A N D   L I A B I L I T I E S

February 28, 2003 (Unaudited)

Assets:
Investments, at amortized cost (Note 1A)	$238,019,311
Cash	106,963
Receivable for investment sold	6,102,746
Interest receivable	1,014,235
Receivable for shares of beneficial interest sold	640,000

Total assets	245,883,255

Liabilities:
Payable for investments purchased	1,007,340
Dividends payable	89,748
Management fees payable (Note 3)	70,831
Distribution/Service fees payable (Note 4)	37,356
Payable for shares of beneficial interest repurchased	995
Accrued expenses and other liabilities	92,573

Total liabilities	1,298,843

Net Assets	$244,584,412

Net Assets Consist of:
Paid-in capital	$244,584,412

Class N shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($163,463,196/163,463,196 shares outstanding)	$1.00

Smith Barney Connecticut Money Market Portfolio
Class A shares:
Net Asset Value, Offering Price and Redemption Price Per Share
($81,121,216/81,121,216 shares outstanding)	$1.00

See notes to financial statements

9

Citi Connecticut Tax Free Reserves
S T A T E M E N T   O F   O P E R A T I O N S

For the Six Months Ended February 28, 2003 (Unaudited)

Interest Income (Note 1B)		$1,526,276

Expenses:
Management fees (Note 3)	$521,626
Distribution/Service fees Class N shares (Note 4)	200,258
Distribution/Service fees Class A shares (Note 4)	35,813
Legal fees	37,380
Custody and fund accounting fees	25,282
Transfer agent fees	25,155
Blue sky fees	22,584
Audit fees	15,067
Shareholder reports	12,184
Trustees’ fees	1,224
Registration fees	262
Miscellaneous	13,076

Total expenses	909,911
Less: aggregate amount waived by the Manager (Note 3)	(148,405)

Net expenses		761,506

Net investment income		764,770

Net Increase in Net Assets Resulting from Operations		$764,770

See notes to financial statements

10

Citi Connecticut Tax Free Reserves
S T A T E M E N T S   O F   C H A N G E S   I N   N E T    A S S E T S

	Six Months Ended February 28, 2003 (Unaudited)	Year Ended August 31, 2002

Increase in Net Assets from Operations:
Net investment income	$764,770	$2,710,247
Net realized gain on investments	—	35,578

Net increase in net assets resulting from operations	764,770	2,745,825

From Investment Activities:
Net investment income, declared as dividends
to shareholders (Note 2):
Class N shares	(529,513)	(2,115,149)
Class A shares	(235,257)	(595,098)

Decrease in net assets from distributions to shareholders	(764,770)	(2,710,247)

Net investment income, declared as net realized gains to shareholders
Class N shares	(1,964)	(28,689)
Class A shares	(845)	(4,136)

Decrease in net assets from distributions to shareholders	(2,809)	(32,825)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Class N Shares
Proceeds from sale of shares	146,660,630	232,643,745
Net asset value of shares issued to shareholders
from reinvestment of dividends	83,305	413,032
Cost of shares repurchased	(150,819,723)	(295,441,748)

Total Class N shares	(4,075,788)	(62,384,971)

Transactions in Shares of Beneficial Interest at
Net Asset Value of $1.00 Per Share (Note 5):
Smith Barney Connecticut Money Market Portfolio
Class A Shares
Proceeds from sale of shares	123,174,848	268,484,830
Net asset value of shares issued to shareholders
from reinvestment of dividends	201,098	616,722
Cost of shares repurchased	(108,375,918)	(234,952,325)

Total Class A shares	15,000,028	34,149,227

Total increase (decrease) in net assets from
transactions in shares of beneficial interest	10,924,240	(28,235,744)

Net Increase (Decrease) in Net Assets	10,921,431	(28,232,991)

Net Assets:
Beginning of year	233,662,981	261,895,972

End of year	$244,584,412	$233,662,981

See notes to financial statements

11

Citi Connecticut Tax Free Reserves
F I N A N C I A L   H I G H L I G H T S

	Class N shares

	Six Months Ended		Year Ended August 31,
	February 28, 2003
	(Unaudited)		2002	2001	2000	1999	1998

Net Asset Value,
beginning of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000
Net investment income	0.00326		0.01092	0.02724	0.03052	0.02550	0.02971
Less dividends from
net investment income	(0.00326)		(0.01092)	(0.02724)	(0.03052)	(0.02550)	(0.02971)

Net Asset Value,
end of year	$1.00000		$1.00000	$1.00000	$1.00000	$1.00000	$1.00000

Ratios/Supplemental Data:
Net assets, end of year
(000’s omitted)	$163,463		$167,541	$229,924	$208,401	$162,053	$156,552
Ratio of expenses to
average net assets	0.65%	*	0.65%	0.65%	0.65%	0.65%	0.66%
Ratio of expenses to
average net assets after
fees paid indirectly	0.65%	*	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income
to average net assets	0.65%	*	1.10%	2.70%	3.08%	2.54%	2.98%
Total return	0.33%	**	1.10%	2.76%	3.10%	2.58%	3.01%

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the years indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income
per share	$0.00262		$0.00881	$0.02453	$0.02819	$0.02289	$0.02712
Ratios:
Expenses to average net assets	0.78%	*	0.83%	0.92%	0.93%	0.91%	0.91%
Net investment income to
average net assets	0.52%	*	0.92%	2.43%	2.80%	2.28%	2.72%

*	Annualized
**	Not Annualized

See notes to financial statements

12

Citi Connecticut Tax Free Reserves
F I N A N C I A L   H I G H L I G H T S (Continued)

	Smith Barney Connecticut Money Market Portfolio Class A shares

	Six Months Ended February 28, 2003 (Unaudited)		Year Ended August 31, 2002	For the period July 3, 2001 (Commencement of operations) to August 31, 2001

Net Asset Value, beginning of year	$1.00000		$1.00000	$1.00000
Net investment income	0.00326		0.01088	0.00301
Less dividends from net
investment income	(0.00326)		(0.01088)	(0.00301)

Net Asset Value, end of year	1.00000		1.00000	1.00000

Ratios/Supplemental Data:
Net Assets, end of year
(000’s omitted)	$81,121		$66,122	$31,972
Ratio of expenses to
average net assets	0.65%	*	0.65%	0.65%	*
Ratio of expenses to
average net assets after
fees paid indirectly	0.65%	*	0.65%	0.65%	*
Ratio of net investment income
to average net assets	0.65%	*	1.09%	1.77%	*
Total return	0.33%	**	1.09%	0.30%	**

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the years indicated and the expenses were not reduced for the fees paid indirectly, the ratios and net investment income per share would have been as follows:

Net investment income per share	$0.00262		$0.00925	$0.00030
Ratios:
Expenses to average net assets	0.78%	*	0.83%	4.37%	*
Net investment income (loss)
to average net assets	0.52%	*	0.92%	(1.95)%	*

*	Annualized
**	Not Annualized

See notes to financial statements

13

Citi Connecticut Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited)

1. Significant Accounting Policies Citi Connecticut Tax Free Reserves (the “Fund”) is a separate non-diversified series of CitiFunds Trust III (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund was formerly a separate non-diversified series of CitiFunds Multi-State Tax Free Trust. The Investment Manager of the Fund is Citi Fund Management Inc. (the “Manager”). Salomon Smith Barney Inc. is the Fund’s Distributor. Effective April 7, 2003, Salomon Smith Barney Inc.’s legal name will change to Citigroup Global Markets Inc. (“CGM”). Citicorp Trust Bank, fsb, (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. The Fund as of February 28, 2003 offers Class N shares and Smith Barney Connecticut Money Market Portfolio Class A shares (“Class A shares”). Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund were liquidated.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Fund are as follows:

     A. Valuation of Investments Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund’s use of amortized cost is subject to the Fund’s compliance with certain conditions as specified under the Investment Company Act of 1940.

     B. Interest Income Interest income consists of interest accrued, and accretion of market discount less the amortization of any premium on the investments of the Fund.

     C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

14

Citi Connecticut Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

     D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     E. Fees Paid Indirectly The Fund’s custodian calculates its fees based on the Fund’s average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

     F. Other Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

2. Dividends The net income of the Fund is determined once daily, as of 12:00 noon Eastern Time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder’s Shareholder Servicing Agent), on or prior to the last business day of the month.

3. Management Fees The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund.

     The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.45% of the Funds’ average daily net assets. The management fee amounted to $521,626 of which $148,405 was voluntarily waived for the six months ended February 28, 2003.

     The Trust pays no compensation directly to any Trustee or any officer who is affil-iated with the Manager, all of whom receive remuneration for their services to the Fund from the Manager or its affiliates. Certain of the officers and a Trustee of the Trust are officers and a director of the Manager or its affiliates.

4. Distribution/Service Fees The Fund adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Service Plan allows the Fund to pay a monthly fee not to exceed 0.25% of the average daily net assets represented by Class N shares. The distribution fees for Class N and Class A amounted to $200,258, and $35,813, respectively, for the six months ended February 28, 2003.

     These fees may be used to make payments to the distributor and to Service Agents or others as compensation for the sale of Fund shares or for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other

15

Citi Connecticut Tax Free Reserves
N O T E S   T O   F I N A N C I A L   S T A T E M E N T S (Unaudited) (Continued)

than regulators and existing shareholders. The Fund may also make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

5. Shares of Beneficial Interest The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. InvestmentTransactions Purchases, and maturities and sales of money market instruments aggregated $272,526,448 and $268,388,000, respectively, for the six months ended February 28, 2003.

7. Federal Income Tax Basis of Investment Securities The cost of investment securities owned at February 28, 2003 for federal income tax purposes, amounted to $238,019,311.

8.Trustee Retirement Plan The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expenses of the Plan for the six months ended February 28, 2003 and the related liability at February 28, 2003 was not material.

16

Trustees and Officers
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
Stephen R. Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

Chairman, President
and Chief Executive Officer
R. Jay Gerken*

Secretary
Robert I. Frenkel*

Senior Vice President and
Chief Administrative Officer
Lewis E. Daidone*

Controller
Frances M. Guggino*

* Affiliated Person of Investment Manager

Investment Manager
Citi Fund Management Inc.
100 First Stamford Place
Stamford, CT 06902

Distributor
Citigroup Global Markets Inc.

Transfer Agent
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004

Sub-Transfer Agent
PFPC Global Fund Services
P. O. Box 9699
Providence, RI 02940-9699

Sub-Transfer Agent and Custodian
State Street Bank and Trust Company
225 Franklin Street,
Boston, MA 02110

Legal Counsel
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110

This report is prepared for the information of shareholders of Citi Connecticut Tax Free Reserves. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of Citi Connecticut Tax Free Reserves.

© 2003 Citicorp	Printed on recycled paper	Citigroup Global Markets Inc. CFS/RCT/203 03-4647